      As filed with the Securities and Exchange Commission on July 22, 1999
                                                       1933 Act File No. 33-1121
                                                      1940 Act File No. 811-4443
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933       [X]
                         POST-EFFECTIVE AMENDMENT NO. 42    [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940   [X]
                                AMENDMENT NO. 45            [X]

                          EATON VANCE INVESTMENT TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                (617) 482-8260
                                --------------
                         (Registrant's Telephone Number)

                                ALAN R. DYNNER
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on August 1, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

California Limited Maturity Municipals Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LOGO
     Mutual Funds
     for People
     Who Pay
    Taxes






             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

    Mutual funds seeking tax-exempt income and limited principal fluctuation

                                Prospectus Dated
                                 August 1, 1999


  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.
            Any representation to the contrary is a criminal offense.


Information in this prospectus
                                           Page                           Page
-------------------------------------------------------------------------------
Fund Summaries                              2      Sales Charges            17
Investment Objectives & Principal                  Redeeming Shares         18
   Policies and Risks                      14      Shareholder Account
Management and Organization                15           Features            19
Valuing Shares                             16      Tax Information          20
Purchasing Shares                          16      Financial Highlights     23
-------------------------------------------------------------------------------


This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Limited Maturity Municipals Fund. You will find more specific information about each Fund in the pages that follow.



INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The investment objective of each Fund is to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, and limited principal fluctuation. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower quality obligations. Each Fund invests in obligations having a dollar weighted average duration of between three and nine years.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as futures contracts and options thereon), bonds that do not require the periodic payment of interest, bonds issued on a "when issued" basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders. The managers attempt to limit principal fluctuation by investing in a portfolio of obligations having a dollar weighted average duration of between three and nine years.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

PRINCIPAL RISK FACTORS

Because a significant portion of assets is invested in obligations of issuers located in a single state, each Fund is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings. Each Fund is non-diversified, which means that it may invest a larger portion of its assets in the obligations of a limited number of issuers than a diversified fund, and may be adversely affected by developments affecting a particular issuer.

Because obligations rated BBB or Baa and below are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations (so-called "junk bonds") are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch IBCA ("Fitch") are contained in the Fund-specific summaries that follow this page.

The value of Fund shares may change when interest rates change. When interest rates rise, the value of Fund shares typically will decline. Fund yields will also fluctuate over time. A Fund's use of derivatives is subject to certain limitations and may expose the Funds to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements.

When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.


No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND

The California Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes and California state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in California Limited Maturity Municipals Portfolio (the "California Portfolio"). California general obligations currently are rated AA3, A+ and AA-by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the California Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.


          9.30%     -4.90%    10.86%    2.57%     6.35%     4.55%
          1993      1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.55% for the quarter ended March 31, 1995, and its lowest quarterly return was -3.96% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -2.14%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax- equivalent yield (assuming a combined state and federal tax rate of 37.42%) for Class A shares were 3.26% and 5.21%, respectively, and for Class B shares were 2.59% and 4.14%, respectively. For current yield information call 1-800-225-6265.

                                                                     One           Five         Life of
 Average Annual Total Return as of December 31, 1998                 Year         Years           Fund
--------------------------------------------------------------------------------------------------------
 Class A Shares                                                     2.92%         3.64%          5.19%
 Class B Shares                                                     1.55%         3.75%          4.93%
 Lehman Brothers 7-Year Municipal Bond Index                        6.22%         5.78%          6.90%


These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to June 27, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 29, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

            EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND


The Connecticut Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes and Connecticut state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in Connecticut Limited Maturity Municipals Portfolio (the "Connecticut Portfolio"). Connecticut general obligations currently are rated AA3, AA and AA by Moody's, S&P and Fitch, respectively.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Connecticut Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.


               -3.70%    10.96%    2.49%     6.18%     4.02%
               1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.14% for the quarter ended March 31, 1995, and its lowest quarterly return was -3.82% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -1.16%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 34.11%) for Class A shares were 2.15% and 3.26%, respectively, and for Class B shares were 1.47% and 2.23%, respectively. For current yield information call 1-800-225-6265.

                                                                     One           Five         Life of
 Average Annual Total Return as of December 31, 1998                 Year         Years           Fund
--------------------------------------------------------------------------------------------------------
 Class A Shares                                                     2.43%         3.69%          4.52%
 Class B Shares                                                     1.02%         3.88%          4.28%
 Lehman Brothers 7-Year Municipal Bond Index                        6.22%         5.78%          6.24%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to January 21, 1997 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on April 16, 1993. Life of Fund returns are calculated from April 30, 1993. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND


The Florida Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes in the form of an investment exempt from Florida intangibles tax, and limited principal fluctuation. The Fund currently invests its assets in Florida Limited Maturity Municipals Portfolio (the "Florida Portfolio"). Florida general obligations currently are rated AA2, AA+ and AA by Moody's, S&P and Fitch, respectively.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Florida Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.


               9.94%     -4.03%    10.69%    1.56%     5.12%     4.59%
               1993      1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.27% for the quarter ended March 31, 1995, and its lowest quarterly return was -4.50% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -1.79%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield for Class A shares (assuming a combined state and federal tax rate of 35.05%) were 3.40% and 5.23%, respectively, for Class B shares (assuming a combined state and federal tax rate of 36.05%) were 2.74% and 4.28%, respectively, and for Class C shares (assuming a combined state and federal tax rate of 36.05%) were 2.73% and 4.27%, respectively. For current yield information call 1-800-225-6265.

                                                                            One           Five         Life of
 Average Annual Total Return as of December 31, 1998                        Year         Years           Fund
--------------------------------------------------------------------------------------------------------------
 Class A Shares                                                            2.94%         3.34%          5.08%
 Class B Shares                                                            1.58%         3.47%          4.81%
 Class C Shares                                                            3.56%         3.50%          4.73%
 Lehman Brothers 7-Year Municipal Bond Index                               6.22%         5.78%          6.90%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on May 29, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND

The Massachusetts Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes and Massachusetts state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in Massachusetts Limited Maturity Municipals Portfolio (the "Massachusetts Portfolio"). Massachusetts general obligations currently are rated AA3, AA- and AA- by Moody's, S&P and Fitch, respectively.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Massachusetts Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

               9.13%     -3.51%    10.46%    2.12%     6.18%     4.43%
               1993      1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.22% for the quarter ended March 31, 1995, and its lowest quarterly return was -4.08% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -1.89%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.28%) for Class A shares were 3.33% and 5.48%, respectively, for Class B shares were 2.66% and 4.38%, respectively, and for Class C shares were 2.67% and 4.40%, respectively. For current yield information call 1-800-225-6265.

                                                          One           Five         Life of
 Average Annual Total Return as of December 31, 1998      Year         Years           Fund
--------------------------------------------------------------------------------------------
 Class A Shares                                          2.81%         3.71%          5.15%
 Class B Shares                                          1.42%         3.83%          4.88%
 Class C Shares                                          3.32%         3.88%          4.83%
 Lehman Brothers 7-Year Municipal Bond Index             6.22%         5.78%          6.74%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on June 1, 1992. Life of Fund returns are calculated from June 30, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

             EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND

The Michigan Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes and Michigan state and city income and single business taxes, and limited principal fluctuation. The Fund currently invests its assets in Michigan Limited Maturity Municipals Portfolio (the "Michigan Portfolio"). Michigan general obligations currently are rated AA1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Michigan Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

               -4.36%    10.91%    2.96%     6.18%     3.63%
               1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.43% for the quarter ended March 31, 1995, and its lowest quarterly return was -4.18% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -2.03%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 35.33%) for Class A shares were 2.33% and 3.60%, respectively, and for Class B shares were 1.63% and 2.52%, respectively. For current yield information call 1-800-225-6265.

                                                                     One           Five         Life of
 Average Annual Total Return as of December 31, 1998                 Year         Years           Fund
--------------------------------------------------------------------------------------------------------
 Class A Shares                                                     1.99%         3.58%          4.45%
 Class B Shares                                                     0.63%         3.74%          4.18%
 Lehman Brothers 7-Year Municipal Bond Index                        6.22%         5.78%          6.24%


These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to October 22, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on April 16, 1993. Life of Funds returns are calculated from April 30, 1993. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

            EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND

The New Jersey Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes and New Jersey state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in New Jersey Limited Maturity Municipals Portfolio (the "New Jersey Portfolio"). New Jersey general obligations currently are rated AA1, AA- and AA+ by Moody's, S&P and Fitch, respectively.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the New Jersey Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

               8.85%     -3.56%    10.40%    2.31%     5.91%     3.88%
               1993      1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.08% for the quarter ended March 31, 1995, and its lowest quarterly return was -3.98% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -1.36%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 35.40%) for Class A shares were 3.33% and 5.15%, respectively, and for Class B shares were 2.65% and 4.10%, respectively. For current yield information call 1-800-225-6265.

                                                                    One           Five         Life of
 Average Annual Total Return as of December 31, 1998                Year         Years           Fund
-------------------------------------------------------------------------------------------------------
 Class A Shares                                                    2.28%         3.57%          5.10%
 Class B Shares                                                    0.88%         3.69%          4.83%
 Lehman Brothers 7-Year Municipal Bond Index                       6.22%         5.78%          6.74%


These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to June 27, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on June 1, 1992. Life of Fund returns are calculated from June 30, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source of Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

             EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND

The New York Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes and New York state and New York City personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in New York Limited Maturity Municipals Portfolio (the "New York Portfolio"). New York's general obligation bonds currently are rated A2, A and A+ by Moody's, S&P and Fitch, respectively. New York City's general obligation bonds currently are rated A3, A- and A by Moody's, S&P and Fitch, respectively.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the New York Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

               9.31%     -4.24%    10.97%    2.10%     7.30%     4.70%
               1993      1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.40% for the quarter ended March 31, 1995, and its lowest quarterly return was -4.24% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -1.30%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.80%) for Class A shares were 3.70% and 6.05%, respectively, for Class B shares were 3.03% and 4.95%, respectively, and for Class C shares were 3.04% and 6.05%, respectively. For current yield information call 1-800-225-6265.

                                                          One           Five         Life of
 Average Annual Total Return as of December 31, 1998      Year         Years           Fund
--------------------------------------------------------------------------------------------
 Class A Shares                                          3.11%         3.92%          5.44%
 Class B Shares                                          1.70%         4.04%          5.17%
 Class C Shares                                          3.70%         4.04%          5.08%
 Lehman Brothers 7-Year Municipal Bond Index             6.22%         5.78%          6.90%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on May 29, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

               EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND

The Ohio Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes and Ohio state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in Ohio Limited Maturity Municipals Portfolio (the "Ohio Portfolio"). Ohio general obligations currently are rated AA1, AA+ and A+ by Moody's, S&P and Fitch, respectively.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Ohio Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

               -4.02%    10.73%    3.01%     6.16%     4.27%
               1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.16% for the quarter ended March 31, 1995, and its lowest quarterly return was -4.24% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -1.66%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 35.76%) for Class A shares were 3.13% and 4.87%, respectively, and for Class B shares were 2.47% and 3.84%, respectively. For current yield information call 1-800-225-6265.

                                                                     One           Five         Life of
 Average Annual Total Return as of December 31, 1998                 Year         Years           Fund
-------------------------------------------------------------------------------------------------------
 Class A Shares                                                     2.71%         3.75%          4.72%
 Class B Shares                                                     1.27%         3.92%          4.45%
 Lehman Brothers 7-Year Municipal Bond Index                        6.22%         5.78%          6.24%


These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to October 22, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on April 16, 1993. Life of Fund returns are calculated from April 30, 1993. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

           EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

The Pennsylvania Fund's investment objective is to provide a high level of current income exempt from regular federal income taxes and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes, and limited principal fluctuation. The Fund currently invests its assets in Pennsylvania Limited Maturity Municipals Portfolio (the "Pennsylvania Portfolio"). Pennsylvania general obligations currently are rated AA3, AA and AA by Moody's, S&P and Fitch, respectively.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Pennsylvania Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

               9.27%     -3.80%    10.34%    2.31%     7.12%     4.03%
               1993      1994      1995      1996      1997      1998

The Fund's highest quarterly total return was 4.08% for the quarter ended March 31, 1995, and its lowest quarterly return was -4.20% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 301, 1999) was -1.12%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 33.80%) for Class A shares were 3.46% and 5.23%, respectively, for Class B shares were 2.79% and 4.21%, respectively, and for Class C shares were 2.80% and 4.23%, respectively. For current yield information call 1-800-225-6265.

                                                          One           Five         Life of
 Average Annual Total Return as of December 31, 1998      Year         Years           Fund
--------------------------------------------------------------------------------------------
 Class A Shares                                          2.46%         3.76%          5.34%
 Class B Shares                                          1.03%         3.89%          5.07%
 Class C Shares                                          2.88%         3.97%          5.04%
 Lehman Brothers 7-Year Municipal Bond Index             6.22%         5.78%          6.74%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on June 1, 1992. Life of Fund returns are calculated from June 30, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                Class A        Class B        Class C
---------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) (as a percentage of offering price)               2.25%          None           None
  Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net
    asset value at time of purchase or time of redemption)                      None           3.00%          1.00%
  Maximum Sales Charge (Load) Imposed on Reinvested Distributions               None           None           None
  Exchange Fee                                                                  None           None           None

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                        Management       Distribution and        Other          Total Annual Fund
                                           Fees       Service (12b-1) Fees**   Expenses***      Operating Expenses
------------------------------------------------------------------------------------------------------------------
  California Fund     Class A shares   0.46%           0.00%                    0.49%          0.95%
                      Class B shares   0.46%           0.82%                    0.34%          1.62%
------------------------------------------------------------------------------------------------------------------
  Connecticut Fund*   Class A shares   0.46%           0.00%                    0.93%          1.39%
                      Class B shares   0.46%           0.84%                    0.74%          2.04%
------------------------------------------------------------------------------------------------------------------
  Florida Fund        Class A shares   0.46%           0.00%                    0.44%          0.90%
                      Class B shares   0.46%           0.87%                    0.30%          1.63%
                      Class C shares   0.46%           0.90%                    0.30%          1.66%
------------------------------------------------------------------------------------------------------------------
  Massachusetts Fund  Class A shares   0.46%           0.00%                    0.48%          0.94%
                      Class B shares   0.46%           0.90%                    0.34%          1.70%
                      Class C shares   0.46%           0.90%                    0.34%          1.70%
------------------------------------------------------------------------------------------------------------------
  Michigan Fund       Class A shares   0.47%           0.00%                    0.85%          1.32%
                      Class B shares   0.47%           0.85%                    0.70%          2.02%
------------------------------------------------------------------------------------------------------------------
  New Jersey Fund     Class A shares   0.46%           0.00%                    0.49%          0.95%
                      Class B shares   0.46%           0.91%                    0.35%          1.72%
------------------------------------------------------------------------------------------------------------------
  New York Fund       Class A shares   0.46%           0.00%                    0.45%          0.91%
                      Class B shares   0.46%           0.91%                    0.31%          1.68%
                      Class C shares   0.46%           0.90%                    0.31%          1.67%
------------------------------------------------------------------------------------------------------------------
  Ohio Fund           Class A shares   0.47%           0.00%                    0.56%          1.03%
                      Class B shares   0.47%           0.87%                    0.41%          1.75%
------------------------------------------------------------------------------------------------------------------
  Pennsylvania Fund   Class A shares   0.46%           0.00%                    0.48%          0.94%
                      Class B shares   0.46%           0.88%                    0.35%          1.69%
                      Class C shares   0.46%           0.90%                    0.35%          1.71%

* Management Fees payable by the Connecticut Fund were reduced to 0.23% by the investment adviser.
** Long-term holders of Class B shares and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
*** Other Expenses for Class A includes a service fee of 0.15% for the California Fund, 0.19% for the Connecticut Fund, 0.14% for the Florida Fund, 0.14% for the Massachusetts Fund, 0.15% for the Michigan Fund, 0.14% for the New Jersey Fund, 0.14% for the New York Fund, 0.15% for the Ohio Fund and 0.13% for the Pennsylvania Fund.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------------------------------------
  California Fund          Class A shares         $320           $521           $  739         $1,365
                           Class B shares*        $465           $711           $  881         $1,922
-------------------------------------------------------------------------------------------------------
  Connecticut Fund         Class A shares         $363           $655           $  968         $1,856
                           Class B shares*        $507           $840           $1,098         $2,369
-------------------------------------------------------------------------------------------------------
  Florida Fund             Class A shares         $315           $506           $  712         $1,308
                           Class B shares*        $466           $714           $  887         $1,933
                           Class C shares         $269           $523           $  902         $1,965
-------------------------------------------------------------------------------------------------------
  Massachusetts Fund       Class A shares         $319           $518           $  733         $1,354
                           Class B shares*        $473           $736           $  923         $2,009
                           Class C shares         $273           $536           $  923         $2,009
-------------------------------------------------------------------------------------------------------
  Michigan Fund            Class A shares         $356           $634           $  932         $1,779
                           Class B shares*        $505           $834           $1,088         $2,348
-------------------------------------------------------------------------------------------------------
  New Jersey Fund          Class A shares         $320           $521           $  739         $1,365
                           Class B shares*        $475           $742           $  933         $2,030
-------------------------------------------------------------------------------------------------------
  New York Fund            Class A shares         $316           $509           $  718         $1,319
                           Class B shares*        $471           $730           $  913         $1,987
                           Class C shares         $270           $526           $  907         $1,976
-------------------------------------------------------------------------------------------------------
  Ohio Fund                Class A shares         $328           $545           $  781         $1,456
                           Class B shares*        $478           $751           $  949         $2,062
-------------------------------------------------------------------------------------------------------
  Pennsylvania Fund        Class A shares         $319           $518           $  733         $1,354
                           Class B shares*        $472           $733           $  918         $1,998
                           Class C shares         $274           $539           $  928         $2,019

You would pay the following expenses if you did not redeem your shares:

                                                  1 Year         3 Years       5 Years         10 Years
--------------------------------------------------------------------------------------------------------
  California Fund          Class A shares         $320           $521           $  739         $1,365
                           Class B shares*        $165           $511           $  881         $1,922
--------------------------------------------------------------------------------------------------------
  Connecticut Fund         Class A shares         $363           $655           $  968         $1,856
                           Class B shares*        $207           $640           $1,098         $2,369
--------------------------------------------------------------------------------------------------------
  Florida Fund             Class A shares         $315           $506           $  712         $1,308
                           Class B shares*        $166           $514           $  887         $1,933
                           Class C shares         $169           $523           $  902         $1,965
--------------------------------------------------------------------------------------------------------
  Massachusetts Fund       Class A shares         $319           $518           $  733         $1,354
                           Class B shares*        $173           $536           $  923         $2,009
                           Class C shares         $173           $536           $  923         $2,009
--------------------------------------------------------------------------------------------------------
  Michigan Fund            Class A shares         $356           $634           $  932         $1,779
                           Class B shares*        $205           $634           $1,088         $2,348
--------------------------------------------------------------------------------------------------------
  New Jersey Fund          Class A shares         $320           $521           $  739         $1,365
                           Class B shares*        $175           $542           $  933         $2,030
--------------------------------------------------------------------------------------------------------
  New York Fund            Class A shares         $316           $509           $  718         $1,319
                           Class B shares*        $171           $530           $  913         $1,987
                           Class C shares         $170           $526           $  907         $1,976
--------------------------------------------------------------------------------------------------------
  Ohio Fund                Class A shares         $328           $545           $  781         $1,456
                           Class B shares*        $178           $551           $  949         $2,062
--------------------------------------------------------------------------------------------------------
  Pennsylvania Fund        Class A shares         $319           $518           $  733         $1,354
                           Class B shares*        $172           $533           $  918         $1,998
                           Class C shares         $174           $539           $  928         $2,019

*Costs for 5 Years and 10 Years reflect the expenses of Class A because Class B shares generally convert to Class A after four years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide a high level of current income exempt from regular federal income tax and particular state or local income or other taxes, and limited principal fluctuation. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, are determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. Many obligations permit the issuer at its option to "call", or redeem, its securities. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Portfolio invests in obligations having a dollar weighted average duration of between three and nine years, a Portfolio may invest in individual municipal obligations of any maturity. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. Each Portfolio may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A.


Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of an obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which the Portfolio may invest could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of the Portfolio more dependent on the portfolio manager's analysis than if this were not the case.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents. While temporarily invested, a Fund may not achieve its objective and interest income from temporary investments may be taxable.


The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their value in varying interest rate climates.

Like most mutual funds, the Funds and Portfolios rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Funds and the Portfolios that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and the Portfolios or shareholders. The Year 2000 concern may also adversely impact issuers of obligations held by a Portfolio and the markets in which these securities trade. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Funds and the Portfolios from liability arising from the statement.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $38 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser manages the investments of each Portfolio and provides related office facilities and personnel. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                        Annual             Daily
Category       Daily Net Assets                        Asset Rate        Income Rate
------------------------------------------------------------------------------------
  1            up to $500 million                      0.300%              3.00%
  2            $500 million but less than $1 billion   0.275%              2.75%
  3            $1 billion but less than $1.5 billion   0.250%              2.50%
  4            $1.5 billion but less than $2 billion   0.225%              2.25%

  5            $2 billion but less than $3 billion     0.200%              2.00%
  6            $3 billion and over                     0.175%              1.75%

For the fiscal year ended March 31, 1999, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below.


                                    Net Assets on
Portfolio                           March 31, 1999        Advisory Fee
----------------------------------------------------------------------
California                          $28,678,105             0.46%
Connecticut(1)                      $ 9,097,913             0.23%
Florida                             $59,948,210             0.46%
Massachusetts                       $51,543,445             0.46%
Michigan                            $10,615,730             0.47%
New Jersey                          $39,780,691             0.46%
New York                            $65,872,753             0.46%
Ohio                                $22,800,853             0.47%
Pennsylvania                        $50,770,692             0.46%

(1) Absent a fee reduction, the Connecticut Portfolio would have paid advisory fees equivalent to 0.46% of average daily net assets.


William H. Ahern is the portfolio manager of the Connecticut Portfolio, Michigan Portfolio, New Jersey Portfolio and Ohio Portfolio (since October 1994), the Massachusetts Portfolio (since May 1, 1997), and the New York Portfolio (since November 24, 1997). Timothy T. Browse is the portfolio manager of the Pennsylvania Portfolio (since May 1, 1997). Cynthia J. Clemson is the portfolio manager of the Florida Portfolio (since November 2, 1998) and the California Portfolio (since May 1, 1997). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

The investment adviser and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Eaton Vance serves as administrator of each Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

ORGANIZATION. Each Fund is a series of Eaton Vance Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this in approving the use of a combined prospectus.

VALUING SHARES


Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The price of Fund shares is their net asset value (plus a sales charge for Class A), which is derived from Portfolio holdings. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of

Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within four years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                             Sales Charge             Sales Charge         Dealer Commission
                                           as Percentage of       as Percentage of Net    as a Percentage of
 Amount of Purchase                         Offering Price            Amount Invested       Offering Price
-------------------------------------------------------------------------------------------------------------
 Less than  $100,000                         2.25%                         2.30%                    2.00%
$100,000 but less than $250,000              1.75%                         1.78%                    1.50%
$250,000 but less than $500,000              1.50%                         1.52%                    1.25%
$500,000 but less than $1,000,000            1.00%                         1.01%                    1.00%
$1,000,000 or more                           0.00*                         0.00*                    1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 24 months of purchase.


CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they are subject to a 1.00% CDSC if redeemed within 24 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


 Year of Redemption After Purchase     CDSC
------------------------------------------------
 First                                  3.0%
 Second                                 2.5%
 Third                                  2.0%
 Fourth                                 1.0%
 Fifth or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 2.5% of the purchase price of the shares. The sales commission on Class C shares equals 0.85% of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in distribution fees.

CLASS B CONVERSION FEATURE. After the longer of four years or the time when the CDSC applicable to your Class B shares expires, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, sales charges are reduced if the current market value of your current holdings (shares at current offering price), plus your new purchases, reach $100,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. The principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until the statement is satisfied or the 13-month period expires. See the account application for details.


Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details.

CDSCs are waived for redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value any portion or all of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All classes pay service fees for personal and/or account services equal to .15% of average daily net assets annually. Class A and Class B only pay service fees on shares that have been outstanding for 12 months. Although there is no present intention to do so, the Funds could pay service fees of up to 0.25% annually upon Trustee approval.


REDEEMING SHARES

You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly
                                   as  your  account  is   registered   and
                                   signature guaranteed.  You can obtain a
                                   signature guarantee at certain banks, savings
                                   and  loan  institutions,   credit  unions,
                                   securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone                     You can redeem up to $50,000 by calling the
                                   transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m.
                                   (eastern time). Proceeds of a telephone
                                   redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, cannot be redeemed by telephone.

  Through an Investment Dealer     Your investment  dealer is responsible for
                                   transmitting the order promptly. A dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

  .Full Reinvest  Option     Dividends  and  capital  gains are reinvested in
                             additional shares. This option will be assigned if
                             you do not specify an option.
 .Partial Reinvest  Option   Dividends  are  paid in  cash  and capital gains
                             are reinvested in additional shares.
 .Cash Option                Dividends and capital gains are paid in cash.
 .Exchange Option            Dividends and/or capital gains are reinvested in
                             additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

 .Annual and Semi-Annual  Reports,  containing  performance  information and financial statements.
 .Periodic account statements, showing recent activity and total share balance. .Form 1099 and tax information needed to prepare your income tax returns. .Proxy materials, in the event a shareholder vote is required.
 .Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, you may write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different classes will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. Distributions of any net realized gains will be distributed once each year (usually in December). For tax purposes the entire distribution, whether paid in cash or reinvested in additional shares, ordinarily will constitute tax-exempt income to you.

Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as such. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations and those subject to state alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.


CALIFORNIA TAXES. Under California law, dividends paid by the California Fund and designated by it as tax-exempt are exempt from California personal income tax on individuals who reside in California to the extent such dividends are derived from interest payments on municipal obligations exempt from California state personal income taxes and provided that at least 50% of the assets of the California Portfolio at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt under either federal or California law from taxation by the state of California. Distributions of short-term capital gains are treated as ordinary income, and distributions of long-term capital gains are treated as long-term capital gains taxable at ordinary income rates under the California personal income tax.

CONNECTICUT TAXES. In the opinion of Connecticut tax counsel to the Connecticut Fund, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax on the Connecticut taxable income of individuals, trusts, and, estates, in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Obligations"), or on obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands or Guam.

Other distributions from the Connecticut Fund, including dividends attributable to obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that, in the case of shareholders holding shares of the Connecticut Fund as capital assets, distributions qualifying as capital gain dividends for federal income tax purposes will not be subject to such tax to the extent they are derived from Connecticut Obligations. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent qualifying as exempt-interest dividends derived from Connecticut Obligations or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other such distributions from the Connecticut Fund could cause or increase liability for the net Connecticut minimum tax. The Connecticut Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Connecticut Fund on municipal bonds and distributed by it as exempt-interest dividends during the preceding year.


Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation subject to such tax, except for any portion thereof other than amounts qualifying as exempt-interest dividends or capital gain dividends for federal income tax purposes that might qualify for the dividends-received deduction provided under that Connecticut tax, and all such distributions may be subject to state and local taxes in states other than Connecticut.

FLORIDA TAXES. The Florida Department of Revenue has ruled that shares of a Florida series fund owned by a Florida resident will be exempt from the Florida intangible personal property tax so long as the fund's portfolio includes on January 1 of each year only assets, such as Florida tax-exempt securities and United States Government securities, that are exempt from the Florida intangible personal property tax. The Florida Portfolio will normally invest in tax-exempt obligations of Florida, the United States, the U.S. Territories or political subdivisions of the United States or Florida so Florida Fund shares should, under normal circumstances, be exempt from the Florida intangibles tax.

MASSACHUSETTS TAXES. Based on a letter ruling from the Department of Revenue of The Commonwealth of Massachusetts received by the Massachusetts Portfolio, the Massachusetts Fund's interest distributions attributable to Massachusetts obligations (debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof), Possessions obligations (the Governments of Puerto Rico, Guam, or the United States Virgin Islands) or United States obligations can be excluded from Massachusetts gross income for individuals, estates and trusts that are subject to Massachusetts taxation. Distributions properly designated as capital gain dividends and attributable to gains realized on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Massachusetts Fund that are included in a shareholder's federal gross income, including distributions derived from net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.

For purposes of determining the Massachusetts excise tax on corporations subject to Massachusetts taxation, distributions from the Massachusetts Fund will be included in net income, and in the case of intangible property corporations, shares of the Massachusetts Fund will be included in net worth.


MICHIGAN TAXES. The Michigan Fund has received an opinion from Michigan tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Portfolio and allocated to the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and city income taxes and Michigan single business tax ("Michigan tax-exempt obligations"). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities.

NEW JERSEY TAXES. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund". The New Jersey Fund has obtained an opinion of New Jersey tax counsel that, provided the New Jersey Fund limits its investments to those described in this Prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

NEW YORK TAXES. In the opinion of New York tax counsel to the New York Fund, under New York law dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, and the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

OHIO TAXES. In the opinion of Ohio tax counsel to the Ohio Fund, under Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof ("Ohio obligations"). Dividends paid by the Ohio Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Ohio Fund's shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. These conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to
                                       21
qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of the Ohio Fund will consist of Ohio obligations or similar obligations of other states or their subdivisions determined, to the extent the Ohio Fund invests in the Ohio Portfolio, by treating the Ohio Fund as owning its proportionate share of the assets owned by the Ohio Portfolio.


PENNSYLVANIA TAXES. Interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and
(ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions of interest made by the Pennsylvania Fund, provided such distributions are attributable to Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. An investment in the Pennsylvania Fund is also exempt from the Pennsylvania Gross Premiums tax.

Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Portfolio reports to its investors the percentage of Exempt Obligations held by it for the year. The Pennsylvania Portfolio will report such percentage to its investors.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund began offering Class A and Class B shares in 1996 (1997 for the Connecticut Fund). The Florida Fund, Massachusetts Fund, New York Fund and Pennsylvania Fund began offering three classes of shares on April 1, 1998. Prior to that date, each Fund offered only Class A and Class B shares and Class C existed as a separate fund.


                                                                CALIFORNIA FUND
                        --------------------------------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                        --------------------------------------------------------------------------------------------------
                                1999(1)                1998                      1997            1996       1995
                        --------------------------------------------------------------------------------------------------
                         CLASS A     CLASS B   CLASS A       CLASS B      CLASS A(2)  CLASS B   CLASS B    CLASS B
--------------------------------------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year     $  10.330    $10.330   $ 9.980     $ 9.980          $ 9.940         $10.080   $ 9.950    $10.050
                        ---------    -------   -------     -------          -------         -------   -------    -------
  Income (loss) from
  operations
  Net investment        $   0.453    $ 0.382   $ 0.459     $0.386(1)        $ 0.363         $ 0.393   $ 0.385    $ 0.367
  income
  Net realized and
  unrealized gain           0.030      0.025     0.362       0.362           0.037(3)        (0.097)    0.134     (0.027)
  (loss)                ---------    -------   -------     -------          -------         -------   -------    -------
  Total income from
  operations            $   0.483    $ 0.407   $ 0.821     $ 0.748          $ 0.400         $ 0.296   $ 0.519    $ 0.340
                        ---------    -------   -------     -------          -------         -------   -------    -------
  Less distributions
  From net investment   $  (0.463)   $(0.382)  $(0.459)    $(0.386)         $(0.360)        $(0.393)  $(0.385)   $(0.367)
  income
  In excess of net             --(4)  (0.005)   (0.012)     (0.012)              --          (0.003)   (0.004)    (0.066)
  investment income
  From net realized
  gain                         --         --        --          --               --              --        --     (0.007)
                        ---------    -------   -------     -------          -------         -------   -------    -------
  Total distributions   $  (0.463)   $(0.387)  $(0.471)    $(0.398)         $(0.360)        $(0.396)  $(0.389)   $(0.440)
                        ---------    -------   -------     -------          -------         -------   -------    -------
  Net asset value -
  End of year           $  10.350    $10.350   $10.330     $10.330          $ 9.980         $ 9.980   $10.080    $ 9.950
                        =========    =======   =======     =======          =======         =======   =======    =======
  Total return(5)           4.56%      3.99%     8.56%       7.60%            3.84%           2.99%     5.27%      3.53%

  Ratios/Supplemental Data
  Net assets, end of    $  26,170    $ 2,399   $25,780     $ 5,316          $14,718         $25,386   $54,241    $73,857
  year (000's omitted)
  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses(6)(7)             0.95%      1.62%     0.96%       1.76%            0.90%(8)       1.71%     1.63%      1.55%
   Expenses after
    custodian fee
    reduction(6)              0.94%      1.61%     0.94%       1.74%            0.89%(8)       1.70%     1.59%        --
   Net investment             4.37%      3.71%     4.51%       3.76%            4.76%(8)       3.91%     3.81%      3.72%
    income
  Portfolio turnover
  of the Portfolio(9)           29%        29%       40%         40%              57%             57%       36%        56%

                                                   (See footnotes on last page.)

                                                                      CONNECTICUT FUND
                        ------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                        ------------------------------------------------------------------------------------------------------------
                                   1999(1)                         1998                       1997               1996         1995

                        ------------------------------------------------------------------------------------------------------------
                           CLASS A         CLASS B        CLASS A       CLASS B     CLASS A(2)     CLASS B      CLASS B      CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year        $10.110         $10.110        $ 9.790      $ 9.790       $ 9.870        $ 9.850     $9.690       $9.690
                        ----------      ----------        -------      -------       -------        -------     ------       ------
  Income (loss) from
  operations
  Net investment
  income                   $ 0.431         $ 0.365        $ 0.429      $0.357(1)     $ 0.087        $ 0.398     $0.379       $0.373
  Net realized and
  unrealized gain
  (loss)                     0.031           0.025          0.333        0.333        (0.082)        (0.089)     0.150        0.026
                        ----------      ----------        -------      -------       -------        -------      -----        -----
  Total income (loss)
  from operations          $ 0.462         $ 0.390        $ 0.762      $ 0.690       $ 0.005        $ 0.309     $0.529       $0.399
                        ----------      ----------        -------      -------       -------        -------     -------      -------
  Less distributions
  From net investment
  income                   $(0.431)        $(0.370)       $(0.429)     $(0.370)      $(0.085)       $(0.369)   $(0.369)     $(0.373)
  In excess of net
  investment income         (0.011)             --         (0.013)          --            --             --         --       (0.026)
                           -------         -------        -------      -------       -------        -------    -------      --------
  Total distributions      $(0.442)        $(0.370)       $(0.442)     $(0.370)      $(0.085)       $(0.369)   $(0.369)     $(0.399)
                        ----------      ----------        -------      -------       -------        -------    -------       -------
  Net asset value -
  End of year              $10.130         $10.130        $10.110      $10.110       $ 9.790        $ 9.790    $ 9.850      $ 9.690
                        ==========      ==========        =======      =======       =======        =======    =======      =======
  Total return(5)             4.45%           3.90%          7.99%        7.02%        (0.13)%         3.21%      5.50%        4.27%
  Ratios/Supplemental Data+
  Net assets, end of
   year (000's omitted)    $ 7,514         $ 1,410        $ 6,034      $ 2,531       $   586        $10,227    $13,014      $15,613
  Ratios (as a percentage of average daily net assets):
   Expenses(6)(7)             1.16%           1.81%          1.20%        1.92%         0.70%(8)       1.72%      1.53%        1.23%
   Expenses after custodian fee
    reduction(6)              1.13%           1.78%          1.18%        1.90%         0.66%(8)        1.68%     1.49%          --
   Net investment
    income                    4.25%           3.60%          4.26%        3.62%         5.06%(8)        3.93%     3.78%        3.89%
  Portfolio turnover
  of the Portfolio(9)            5%              5%            23%          23%           46%             46%       52%          73%

* The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(6)(7)             1.39%           2.04%          1.43%        2.15%         0.94%(8)        1.96%     1.86%        1.81%
   Expenses after custodian fee
     reduction(6)             1.36%           2.01%          1.41%        2.13%         0.90%(8)        1.92%       --           --
   Net investment             4.02%           3.37%          4.03%        3.39%         4.82%(8)        3.69%     3.45%        3.31%
    income                 $ 0.408         $ 0.342        $ 0.406      $ 0.334        $ 0.083         $ 0.374    $0.346       $0.317
  Net investment
  income per share            1.39%           2.04%          1.43%        2.15%         0.94%(8)        1.96%     1.86%        1.81%

                                                   (See footnotes on last page.)

                                                                      FLORIDA FUND
                        -----------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------------------
                                 1999(1)                      1998                        1997               1996        1995
                        -----------------------------------------------------------------------------------------------------------
                        CLASS A   CLASS B   CLASS C   CLASS A       CLASS B      CLASS A(2)       CLASS B   CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year     $10.290   $10.290   $ 9.730   $ 9.980     $ 9.980          $10.030         $10.170   $ 10.080    $ 10.060
                        -------   -------   -------   -------     -------          -------         -------   --------    --------
  Income (loss) from
  operations
  Net investment
  income                $ 0.453   $ 0.378   $ 0.356   $ 0.465     $0.391(1)        $ 0.357         $ 0.388   $  0.383    $  0.375
  Net realized and
  unrealized gain
  (loss)                 (0.018)   (0.018)   (0.012)    0.307       0.307           (0.049)         (0.185)     0.096       0.090
                        -------   -------   -------   -------     -------          -------         -------   --------    --------
  Total income (loss)
  from operations       $ 0.435   $ 0.360   $ 0.344   $ 0.772     $ 0.698          $ 0.308         $ 0.203   $  0.479    $  0.465
                        -------   -------   -------   -------     -------          -------         -------   --------    --------
  Less distributions
  From net investment
  income                $(0.455)  $(0.378)  $(0.364)  $(0.462)    $(0.388)         $(0.357)        $(0.388)  $ (0.383)   $ (0.375)
  In excess of net
  investment income          --    (0.002)       --        --          --           (0.001)         (0.005)    (0.006)     (0.058)
  From net realized
  gain                       --        --        --        --          --               --              --         --      (0.012)
                        -------   -------   -------   -------     -------          -------         -------   --------    --------
  Total distributions   $(0.455)  $(0.380)  $(0.364)  $(0.462)    $(0.388)         $(0.358)        $(0.393)  $ (0.389)   $ (0.445)
                        -------   -------   -------   -------     -------          -------         -------   --------    --------
  Net asset value -
  End of year           $10.270   $10.270   $ 9.710   $10.290     $10.290          $ 9.980         $ 9.980   $ 10.170    $ 10.080
                        =======   =======   =======   =======     =======          =======         =======   ========    ========
  Total return(5)          4.10%     3.54%     3.57%     8.06%       7.08%            2.88%           2.05%      4.78%       4.79%
  Ratios/Supplemental
  Data
  Net assets, end of
  year (000's omitted)  $49,355   $ 6,326   $ 3,950   $50,116     $10,612          $34,321         $48,418   $116,781    $149,581
  Ratios (as a percentage of average daily net assets):
   Expenses(6)(7)          0.90%     1.63%     1.66%     0.90%       1.66%            0.89%(8)        1.65%      1.57%       1.50%
   Expenses after custodian fee
    reduction(6)           0.88%     1.61%     1.64%     0.88%       1.64%            0.87%(8)        1.63%      1.56%         --
   Net investment
    income                 4.38%     3.67%     3.65%     4.61%       3.84%            4.65%(8)        3.86%      3.74%       3.77%
  Portfolio turnover
  of the Portfolio(9)        16%       16%       16%       38%         38%              66%             66%        20%         44%

                                                   (See footnotes on last page.)

                                                                         MASSACHUSETTS FUND
                                ----------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                ----------------------------------------------------------------------------------------------------
                                         1999(1)                      1998                         1997            1996      1995
                                ----------------------------------------------------------------------------------------------------
                                CLASS A   CLASS B   CLASS C   CLASS A       CLASS B     CLASS A(2)    CLASS B   CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                       $10.330   $10.330   $ 9.880   $ 9.990     $ 9.990         $ 9.940      $10.100   $ 9.980   $  9.960
                                -------   -------   -------   -------     -------         -------      -------   -------    -------
  Income (loss) from
  operations
  Net investment income         $ 0.450   $ 0.373   $ 0.354   $ 0.457     $0.384(1)       $ 0.359      $ 0.378   $ 0.383   $  0.383
  Net realized and unrealized
  gain (loss)                    (0.004)   (0.005)   (0.006)    0.339       0.339          0.040(3)     (0.106)    0.126      0.082
                                -------   -------   -------   -------     -------         -------      -------   -------    -------
  Total income (loss) from
  operations                    $ 0.446   $ 0.368   $ 0.348   $ 0.796     $ 0.723         $ 0.399      $ 0.272   $ 0.509   $  0.465
                                -------   -------   -------   -------     -------         -------      -------   -------    -------
  Less distributions
  From net investment income    $(0.456)  $(0.373)  $(0.360)  $(0.456)    $(0.383)        $(0.349)     $(0.382)  $(0.383)$   (0.383)
  In excess of net investment
  income                             --    (0.005)   (0.008)       --          --              --           --    (0.006)    (0.055)
  From net realized gain             --        --        --        --          --              --           --        --     (0.007)
                                -------   -------   -------   -------     -------         -------      -------   -------     -------
  Total distributions           $(0.456)  $(0.378)  $(0.368)  $(0.456)    $(0.383)        $(0.349)     $(0.382)  $(0.389)$   (0.445)
                                -------   -------   -------   -------     -------         -------      -------   -------     -------
  Net asset value - End of
  year                          $10.320   $10.320   $ 9.860   $10.330     $10.330         $ 9.990      $ 9.990   $10.100    $  9.980
                                =======   =======   =======   =======     =======         =======      =======   =======    ========

  Total return(5)                  4.19%     3.60%     3.56%     8.29%       7.33%           3.83%        2.74%     5.08%      4.84%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)               $43,436   $ 2,747   $ 5,217   $43,575     $ 8,451         $23,995      $41,090   $91,809    $113,338
  Ratios (as a percentage of average daily net assets):
   Expenses(6)(7)                  0.94%     1.70%     1.70%     0.96%       1.70%           0.91%(8)     1.68%     1.60%      1.57%
   Expenses after custodian
    fee reduction(6)               0.91%     1.67%     1.67%     0.92%       1.66%           0.89%(8)     1.66%     1.58%        --
   Net investment income           4.35%     3.61%     3.57%     4.53%       3.85%           4.76%(8)     3.90%     3.71%      3.89%
  Portfolio turnover of the
  Portfolio(9)                       19%       19%       19%       46%         46%             60%          60%       27%        46%

                                                   (See footnotes on last page.)

                                                                          MICHIGAN FUND
                                ---------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED MARCH 31,
                                ---------------------------------------------------------------------------------------------------
                                        1999(1)                  1998                          1997             1996       1995
                                ---------------------------------------------------------------------------------------------------
                                 CLASS A     CLASS B    CLASS A       CLASS B      CLASS A(2)        CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                        $10.040     $10.040    $ 9.740     $ 9.740          $ 9.740         $ 9.730   $ 9.630    $ 9.650
                                --------    --------    -------     -------          -------         -------   -------    -------
  Income (loss) from
  operations
  Net investment income          $ 0.424     $ 0.356    $ 0.430     $0.357(1)        $ 0.201         $ 0.382   $ 0.383    $ 0.364
  Net realized and unrealized
  gain (loss)                     (0.056)     (0.053)     0.329       0.329            0.001           0.012     0.090      0.030
                                --------    --------    -------     -------          -------         -------   -------    -------
  Total income (loss) from
  operations                     $ 0.368     $ 0.303    $ 0.759     $ 0.686          $ 0.202         $ 0.394   $ 0.473    $ 0.394
                                --------    --------    -------     -------          -------         -------   -------    -------
  Less distributions
  From net investment income     $(0.424)    $(0.368)   $(0.430)    $(0.386)         $(0.201)        $(0.384)  $(0.373)   $(0.364)
  In excess of net investment
  income                          (0.014)     (0.005)    (0.029)         --           (0.001)             --        --     (0.050)
                                --------    --------    -------     -------          -------         -------   -------    -------
  Total distributions            $(0.438)    $(0.373)   $(0.459)    $(0.386)         $(0.202)        $(0.384)  $(0.373)   $(0.414)
                                --------    --------    -------     -------          -------         -------   -------    -------
  Net asset value - End of
  year                           $ 9.970     $ 9.970    $10.040     $10.040          $ 9.740         $ 9.740   $ 9.730    $ 9.630
                                ========    ========    =======     =======          =======         =======   =======    =======
  Total return(5)                   3.53%       3.06%      8.23%       7.24%            1.89%           4.14%     4.95%      4.24%
  Ratios/Supplemental
  Data+
  Net assets, end of year
  (000's omitted)                $ 9,786     $   654    $ 9,177     $ 1,839          $   406         $13,431   $18,705    $26,048
  Ratios (as a percentage of average daily net assets):
   Expenses(6)(7)                   1.32%       2.02%      1.36%       2.04%            1.18%(8)        1.99%     1.78%      1.55%
   Expenses after custodian
    fee reduction(6)                1.29%       1.99%      1.32%       2.00%            1.15%(8)        1.96%     1.75%        --
   Net investment income            4.23%       3.56%      4.32%       3.72%            4.56%(8)        3.91%     3.92%      3.82%
  Portfolio turnover of the
  Portfolio(9)                        16%         16%        21%         21%              28%             28%       40%       111%


+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:


  Ratios (as a percentage of average daily net assets):
   Expenses(6)                                                                                                               1.66%
   Net investment income                                                                                                     3.71%
  Net investment income per share                                                                                           $0.354

                                                   (See footnotes on last page.)

                                                                         NEW JERSEY FUND
                                ---------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED MARCH 31,
                                ---------------------------------------------------------------------------------------------------
                                        1999(1)                  1998                         1997             1996       1995
                                ---------------------------------------------------------------------------------------------------
                                 CLASS A     CLASS B    CLASS A       CLASS B      CLASS A(2)       CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                        $10.350     $10.350    $10.070     $10.070          $ 9.960         $10.110   $10.020    $10.030
                                --------    --------    -------     -------          -------         -------   -------    -------
  Income (loss) from
  operations
  Net investment income          $ 0.463     $ 0.383    $ 0.464     $0.391(1)        $ 0.362         $ 0.375   $ 0.383    $ 0.370
  Net realized and unrealized
  gain (loss)                     (0.030)     (0.028)     0.279       0.279           0.102(3)        (0.026)    0.093      0.068
                                --------    --------    -------     -------          -------         -------   -------    -------
  Total income (loss) from
  operations                     $ 0.433     $ 0.355    $ 0.743     $ 0.670          $ 0.464         $ 0.349   $ 0.476    $ 0.438
                                --------    --------    -------     -------          -------         -------   -------    -------
  Less distributions
  From net investment income     $(0.463)    $(0.383)   $(0.463)    $(0.390)         $(0.354)        $(0.389)  $(0.383)   $(0.370)
  In excess of net investment
  income                              --      (0.002)        --          --               --              --    (0.003)    (0.060)
  From net realized gain              --          --         --          --               --              --        --     (0.018)
                                --------    --------    -------     -------          -------         -------   -------    -------
  Total distributions            $(0.463)    $(0.385)   $(0.463)    $(0.390)         $(0.354)        $(0.389)  $(0.386)   $(0.448)
                                 -------     -------    -------     -------          -------         -------   -------    -------
  Net asset value - End of
  year                           $10.320     $10.320    $10.350     $10.350          $10.070         $10.070   $10.110    $10.020
                                ========    ========    =======     =======          =======         =======   =======    =======
  Total return(5)                   4.04%       3.46%      7.69%       6.73%            4.48%           3.53%     4.79%      4.53%
  Ratios/Supplemental
  Data
  Net assets, end of year
  (000's omitted)                $36,591     $ 3,056    $35,879     $ 8,620          $22,230         $34,691   $78,039    $93,361
  Ratios (as a percentage of average daily net assets):
   Expenses(6)(7)                   0.95%       1.72%      0.99%       1.72%            0.88%(8)        1.69%     1.60%      1.56%
   Expenses after custodian
    fee reduction(6)                0.95%       1.72%      0.98%       1.71%            0.85%(8)        1.66%     1.58%        --
   Net investment income            4.47%       3.70%      4.56%       3.85%            4.75%(8)        3.90%     3.77%      3.73%
  Portfolio turnover of the
  Portfolio(9)                        13%         13%        21%         21%              37%             37%       42%        44%

                                                   (See footnotes on last page.)
                                       28

                                                                      NEW YORK FUND
                        ------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                        ------------------------------------------------------------------------------------------------------------
                                    1999(1)                    1998                          1997              1996        1995
                        ------------------------------------------------------------------------------------------------------------
                        CLASS A    CLASS B   CLASS C   CLASS A       CLASS B      CLASS A(2)        CLASS B   CLASS B     CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year     $10.510   $10.510    $ 9.950   $10.040     $10.040          $10.000         $10.150   $ 10.030    $ 10.040
                        -------   ---------  -------   -------     -------          -------         -------   --------    --------
  Income (loss) from
  operations
  Net investment
  income                $ 0.468   $ 0.386    $ 0.368   $ 0.461     $0.388(1)        $ 0.357         $ 0.387   $  0.374    $  0.378
  Net realized and
  unrealized gain
  (loss)                  0.047     0.050      0.053     0.470       0.470           0.035(3)        (0.109)     0.135       0.049
                        -------   ---------  -------   -------     -------          -------         -------   --------    --------
  Total income (loss)
  from operations       $ 0.515   $ 0.436    $ 0.421   $ 0.931     $ 0.858          $ 0.392         $ 0.278   $  0.509    $  0.427
                        -------   ---------  -------   -------     -------          -------         -------   --------    --------
  Less distributions
  From net investment
  income                $(0.465)  $(0.386)   $(0.368)  $(0.461)    $(0.388)         $(0.352)        $(0.387)  $ (0.374)   $ (0.378)
  In excess of net
  investment income          --        --     (0.003)       --          --               --          (0.001)    (0.015)     (0.055)
  From net realized
  gain                       --        --         --        --          --               --              --         --      (0.004)
                        -------   ---------  -------   -------     -------          -------         -------   --------    --------
  Total distributions   $(0.465)  $(0.386)   $(0.371)  $(0.461)    $(0.388)         $(0.352)        $(0.388)  $ (0.389)   $ (0.437)
                        -------   ---------  -------   -------     -------          -------         -------   --------    --------
  Net asset value -
  End of year           $10.560   $10.560    $10.000   $10.510     $10.510          $10.040         $10.040   $ 10.150    $ 10.030
                        =======   =========  =======   =======     =======          =======         =======   ========    ========
  Total return(5)          4.78%     4.20%      4.28%     9.61%       8.65%            3.74%           2.79%      5.12%       4.41%
  Ratios/Supplemental
  Data
  Net assets, end of
  year (000's omitted)  $57,864   $ 5,078    $ 2,737   $59,442     $12,220          $35,932         $60,097   $133,846    $166,691
  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses(6)(7)          0.91%     1.68%      1.67%     0.93%       1.70%            0.88%(8)        1.63%      1.57%       1.51%
   Expenses after custodian fee
    reduction(6)           0.91%     1.68%      1.67%     0.91%       1.68%            0.86%(8)        1.61%      1.55%         --
   Net investment
    income                 4.42%     3.67%      3.65%     4.50%       3.77%            4.67%(8)        3.84%      3.66%       3.81%
  Portfolio turnover
  of the Portfolio(9)        17%       17%        17%       53%         53%              58%             58%        32%         31%

                                                   (See footnotes on last page.)

                                                                            OHIO FUND
                                ---------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED MARCH 31,
                                ---------------------------------------------------------------------------------------------------
                                        1999(1)                 1998                          1997             1996       1995
                                ---------------------------------------------------------------------------------------------------
                                 CLASS A     CLASS B    CLASS A       CLASS B      CLASS A(2)       CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                        $10.140     $10.140    $ 9.820     $ 9.820          $ 9.860         $ 9.840   $ 9.730    $ 9.730
                                --------    --------    -------     -------          -------         -------   -------    -------
  Income (loss) from
  operations
  Net investment income          $ 0.458     $ 0.386    $ 0.461     $0.389(1)        $ 0.205         $ 0.408   $ 0.398    $ 0.382
  Net realized and unrealized
  gain (loss)                     (0.019)     (0.023)     0.331       0.331           (0.037)         (0.033)    0.085      0.032
                                --------    --------    -------     -------          -------         -------   -------    -------
  Total income (loss) from
  operations                     $ 0.439     $ 0.363    $ 0.792     $ 0.720          $ 0.168         $ 0.375   $ 0.483    $ 0.414
                                --------    --------    -------     -------          -------         -------   -------    -------
  Less distributions
  From net investment income     $(0.453)    $(0.393)   $(0.461)    $(0.400)         $(0.205)        $(0.395)  $(0.373)   $(0.382)
  In excess of net investment
  income                          (0.016)         --     (0.011)         --           (0.003)             --        --     (0.032)
                                --------    --------    -------     -------          -------         -------   -------    -------
  Total distributions            $(0.469)    $(0.393)   $(0.472)    $(0.400)         $(0.208)        $(0.395)  $(0.373)   $(0.414)
                                --------    --------    -------     -------          -------         -------   -------    -------
  Net asset value - End of
  year                           $10.110     $10.110    $10.140     $10.140          $ 9.820         $ 9.820   $ 9.840    $ 9.730
                                ========    ========    =======     =======          =======         =======   =======    =======
  Total return(5)                   4.19%       3.62%      8.40%       7.43%            1.51%           3.89%     5.07%      4.41%
  Ratios/Supplemental Data+
  Net assets, end of year
  (000's omitted)                $20,375     $ 2,205    $18,114     $ 4,249          $   952         $24,587   $29,759    $34,279
  Ratios (as a percentage of average daily net assets):
   Expenses(6)(7)                   1.03%       1.75%      1.11%       1.80%            1.08%(8)        1.84%     1.67%      1.49%
   Expenses after custodian
    fee reduction(6)                1.00%       1.72%        --          --             1.05%(8)        1.81%     1.65%        --
   Net investment income            4.51%       3.79%      4.57%       3.92%            4.75%(8)        4.06%     4.04%      3.95%
  Portfolio turnover of the
  Portfolio(9)                        19%         19%        29%         29%              34%             34%       47%       120%

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(6)                                                                                                                1.60%
   Net investment income                                                                                                      3.84%
  Net investment income per share                                                                                            $0.371

                                                   (See footnotes on last page.)

                                                                         PENNSYLVANIA FUND
                                ----------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                ----------------------------------------------------------------------------------------------------
                                           1999(1)                   1998                       1997             1996     1995
                                -------------------------------------------------------------------------------------------------
                                CLASS A   CLASS B   CLASS C   CLASS A     CLASS B      CLASS A(2)  CLASS B      CLASS B   CLASS B
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                       $10.550   $10.550   $ 9.980   $10.100     $10.100       $10.030        $10.190   $10.090   $ 10.100
                                -------   -------   -------   -------     -------       -------        -------   -------   --------
  Income (loss) from
  operations
  Net investment income         $ 0.477   $ 0.400   $ 0.374   $ 0.481     $0.407(1)     $ 0.371        $ 0.392   $ 0.388   $  0.374
  Net realized and unrealized
  gain (loss)                    (0.051)   (0.053)   (0.042)    0.445       0.445        0.063(3)       (0.081)    0.110      0.065
                                -------   -------   -------   -------     -------       -------        -------   -------   --------
  Total income (loss) from
  operations                    $ 0.426   $ 0.347   $ 0.332   $ 0.926     $ 0.852       $ 0.434        $ 0.311   $ 0.498   $  0.439
                                -------   -------   -------   -------     -------       -------        -------   -------   --------
  Less distributions
  From net investment income    $(0.476)  $(0.397)  $(0.382)  $(0.476)    $(0.402)      $(0.364)       $(0.401)  $(0.388)  $ (0.374)
  In excess of net investment
  income                             --        --        --        --          --            --             --    (0.010)    (0.069)
  From net realized gain             --        --        --        --          --            --             --        --     (0.006)
                                -------   -------   -------   -------     -------       -------        -------   -------   ---------
  Total distributions           $(0.476)  $(0.397)  $(0.382)  $(0.476)    $(0.402)      $(0.364)       $(0.401)  $(0.398)  $ (0.449)
                                -------   -------   -------   -------     -------       -------        -------   -------   ---------
  Net asset value - End of
  year                          $10.500   $10.500   $ 9.930   $10.550     $10.550       $10.100        $10.100   $10.190   $ 10.090
                                =======   =======   =======   =======     =======       =======        =======   =======    =======

  Total return(5)                  3.90%     3.33%     3.36%     9.52%       8.55%         4.15%          3.12%     4.98%      4.50%
  Ratios/Supplemental
  Data
  Net assets, end of year
  (000's omitted)               $41,048   $ 3,787   $ 5,803   $43,961     $ 8,277       $27,907        $33,971   $84,407   $103,553
  Ratios (as a percentage of average daily net assets):
   Expenses(6)(7)                  0.94%     1.69%     1.71%     0.97%       1.71%         0.90%(8)       1.69%     1.62%      1.57%
   Expenses after custodian
    fee reduction(6)               0.92%     1.67%     1.69%     0.95%       1.69%         0.88%(8)       1.67%     1.60%        --
   Net investment income           4.52%     3.79%     3.74%     4.67%       3.95%         4.83%(8)       4.05%     3.79%      3.75%
  Portfolio turnover of the
  Portfolio(9)                       16%       16%       16%       36%         36%           51%            51%       24%        39%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the start of business of Class A shares to the fiscal year end March 31, 1997. The start of business of Class A shares for each Fund is as follows: June 27, 1996 for the California, Florida, Massachusetts, New Jersey, New York and Pennsylvania Funds; and October 22, 1996 for the Michigan and Ohio Funds; and January 21, 1997 for the Connecticut Fund.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Distributions in excess of net investment income are less than $0.001 per share.
(5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(7) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(8)  Annualized.
(9) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities.

LOGO
      Mutual Funds
        for People
           Who Pay
             Taxes









More Information
--------------------------------------------------------------------------------

          About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com




          You will find and may copy information about each Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information); on the SEC's Internet site (http://www.sec.gov); or upon payment of copying fees by writing to the SEC's public reference room in Washington, DC 20549-6009.

          About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
          ----------------------------------------------------------------------


                       First Data Investor Services Group
                                  P.O. Box 512
                           Westborough, MA 01581-5123
                                 1-800-262-1122



SEC File No.  811-4443                                                   LTDP8/1

{LOGO}              Mutual Funds
EATON VANCE           for People
Mutual Funds             Who Pay
                           Taxes




                                   Eaton Vance
                           National Limited Maturity
                                   Municipals
                                      Fund


    A mutual fund seeking tax-exempt income and limited principal fluctuation


                                Prospectus Dated
                                 August 1, 1999



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus
                                   Page                                     Page
--------------------------------------------------------------------------------
Fund Summary                         2       Sales Charges                    7
Investment Objective & Principal             Redeeming Shares                 8
  Policies and Risks                 4       Shareholder Account
Management and Organization          5         Features                       9
Valuing Shares                       6       Tax Information                  10
Purchasing Shares                    6       Financial Highlights             11
--------------------------------------------------------------------------------



 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

Investment Objective and Principal Strategies. Eaton Vance National Limited Maturity Municipals Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower quality obligations. The Fund invests in obligations having a dollar weighted average duration of between three and nine years.

The Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. The Fund may purchase derivative instruments (such as futures contracts), bonds that do not require the periodic payment of interest, bonds issued on a "when issued" basis and municipal leases. A portion of the Fund's distributions generally will be subject to alternative minimum tax.

The portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders. The manager attempts to limit principal fluctuation by investing in a portfolio of obligations having a dollar weighted average duration of between three and nine years.

The Fund currently invests its assets in National Limited Maturity Municipals Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risk Factors. Because obligations rated BBB or Baa and below are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations (so-called "junk bonds") are predominantly speculative.

The value of Fund shares may change when interest rates change. When interest rates rise, the value of Fund shares typically will decline. Fund yields will also fluctuate over time. The Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements.

When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

8.82%          -3.20%         9.83%          2.36%          7.35%          4.94%
--------------------------------------------------------------------------------
1993           1994           1995           1996           1997           1998


The Fund's highest quarterly total return was 3.99% for the quarter ended March 31, 1995, and its lowest quarterly return was -3.60% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to June 30, 1999) was -0.17%. For the 30 days ended March 31, 1999, the SEC yield and SEC tax-equivalent yield (assuming a federal tax rate of 31%) for Class A shares were 4.28% and 6.20%, respectively, for Class B shares were 3.62% and 5.25%, respectively, and for Class C shares were 3.52% and 5.10%, respectively. For current yield information call 1-800-225-6265.

                                                                           Life
Average Annual Total Return                   One         Five             of
as of December 31, 1998                       Year        Years            Fund
--------------------------------------------------------------------------------
Class A shares                                3.36%       4.03%            5.69%
Class B shares                                1.94%       4.16%            5.42%
Class C shares                                3.71%       3.93%            5.19%
Lehman Brothers 7-Year Municipal Bond Index   6.22%       5.78%            6.90%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A or Class C shares (but not adjusted for any other differences in the expenses of the classes). Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers 7-Year Municipal Bond Index is a broad-based, unmanaged market index of intermediate-maturity municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Lipper Inc.)


Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly
from your investment)                   Class A        Class B        Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  (as a percentage of
  offering price)                       2.25%          None           None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  the lower of net asset value
  at time of purchase or time
  of redemption)                        None           3.00%          1.00%
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Distributions                         None           None           None
Exchange Fee                            None           None           None


Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)                       Class A        Class B        Class C
--------------------------------------------------------------------------------
Management Fees                         0.48%          0.48%          0.48%
Distribution and Service
  (12b-1) Fees*                         0.00%          0.89%          0.97%
Other Expenses**                        0.50%          0.36%          0.36%
                                        -----          -----          -----
Total Annual Fund
  Operating Expenses                    0.98%          1.73%          1.81%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A includes a service fee of 0.14%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                         $323      $530       $754       $1,399
Class B shares*                        $476      $745       $939       $2,041
Class C shares                         $284      $569       $980       $2,127

You would pay the following expenses if you did not redeem your shares:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                         $323      $530       $754       $1,399
Class B shares*                        $176      $545       $939       $2,041
Class C shares                         $184      $569       $980       $2,127

* Costs for 5 Years and 10 Years reflect the expenses of Class A because Class B shares generally convert to Class A after four years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The investment objective of the Fund is to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax. This is a fundamental policy of the Fund which only may be changed with shareholder approval. The Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. The Fund currently seeks to meet its investment objective by investing in National Limited Maturity Municipals Portfolio (the "Portfolio"), a separate open-end management company that has the same objective and policies as the Fund.

At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch IBCA ("Fitch")) or, if unrated, are determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. As of March 31, 1999, 28.1% of the Portfolio's net assets were invested in obligations rated below investment grade and comparable unrated obligations. Municipal obligations rated Baa or BBB or below have speculative characteristics, while lower quality obligations are predominately speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. It may also be more difficult to value certain lower rated obligations because of the inability (or perceived inability) of the issuer to make interest and principal payments. The Portfolio will not invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch.

Although the Portfolio invests in obligations having a dollar weighted average duration of between three and nine years, the Portfolio may invest in individual municipal obligations of any maturity. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. The Portfolio may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. Many obligations permit the issuer at its option to "call", or redeem, its securities. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make the Portfolio more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer.


The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of an obligation.


The Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, the Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

The Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Portfolio accrues income on these investments and the Fund is required to distribute its share of Portfolio income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which the Portfolio may invest could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of the Portfolio more dependent on the portfolio manager's analysis than if this were not the case.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents. While temporarily invested, the Fund may not achieve its objective and interest income from temporary investments may be taxable.


The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their value in varying interest rate climates.

Like most mutual funds, the Fund and Portfolio rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund and the Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and the Portfolio or shareholders. The Year 2000 concern may also adversely impact issuers of obligations held by the Portfolio and the markets in which these securities trade. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Fund and the Portfolio from liability arising from the statement.

MANAGEMENT AND ORGANIZATION

Management. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $38 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio and provides related office facilities and personnel. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                         Annual         Daily
Category   Daily Net Assets                            Asset Rate    Income Rate
--------------------------------------------------------------------------------
1          up to $500 million                            0.300%         3.00%
2          $500 million but less than $1 billion         0.275%         2.75%
3          $1 billion but less than $1.5 billion         0.250%         2.50%
4          $1.5 billion but less than $2 billion         0.225%         2.25%
5          $2 billion but less than $3 billion           0.200%         2.00%
6          $3 billion and over                           0.175%         1.75%


On March 31, 1999, the Portfolio had net assets of $89,966,394. For the fiscal year ended March 31, 1999, the Portfolio paid BMR advisory fees equivalent to 0.48% of the Portfolio's average net assets for such year.

William H. Ahern,  Jr. is the  portfolio  manager of the  Portfolio  (since May,
1997). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

The investment adviser and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.


Eaton Vance serves as administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.


Organization. The Fund is a series of Eaton Vance Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.


VALUING SHARES


The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The price of Fund shares is their net asset value which is derived from Portfolio holdings. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within four years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.


You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES


Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                      Sales Charge         Sales Charge        Dealer Commission
                                    as Percentage of     as Percentage of     as a Percentage of
Amount of Purchase                   Offering Price         Invested            Offering Price
-------------------------------------------------------------------------------------------------
Less than $100,000                      2.25%               2.30%                    2.00%
$100,000 but less than $250,000         1.75%               1.78%                    1.50%
$250,000 but less than $500,000         1.50%               1.52%                    1.25%
$500,000 but less than $1,000,000       1.00%               1.01%                    1.00%
$1,000,000 or more                      0.00*               0.00*                    1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 24 months of purchase.

Contingent Deferred Sales Charge. Each class of shares is subject to a CDSC on certain redemptions. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they are subject to a 1.00% CDSC if redeemed within 24 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase                                           CDSC
--------------------------------------------------------------------------------
First                                                                       3.0%
Second                                                                      2.5%
Third                                                                       2.0%
Fourth                                                                      1.0%
Fifth or following                                                            0%

The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 2.5% of the purchase price of the shares. The sales commission on Class C shares equals 0.85% of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in distribution fees.

Class B Conversion Feature. After the longer of four years or the time when the CDSC applicable to your Class B shares expires, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Front-end sales charges may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, sales charges are reduced if the current market value of your current holdings (shares at current offering price), plus your new purchases, reach $100,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. The principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until the statement is satisfied or the 13-month period expires. See the account application for details.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details.

CDSCs are waived for redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value any portion or all of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


Distribution and Service Fees. Class B and Class C shares have adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All classes pay service fees for personal and/or account services not exceeding .15% of average daily net assets annually. Class A and Class B only pay service fees on shares that have been outstanding for 12 months. Although there is no present intention to do so, the Fund could pay service fees of up to 0.25% annually upon Trustee approval.

REDEEMING SHARES


You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $50,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, cannot be redeemed by telephone.

  Through an
  Investment
  Dealer Your investment dealer is responsible for transmitting the order promptly. A dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

     *Full
      Reinvest
      Option        Dividends  and capital  gains are  reinvested  in additional shares.  This  option will be assigned if you do not specify an option.
     *Partial
      Reinvest
      Option        Dividends are paid in cash and capital gains are  reinvested in  additional  shares.
     *Cash
      Option        Dividends  and  capital  gains  are paid in cash.
     *Exchange
      Option        Dividends  and/or capital gains are reinvested in additional shares of another  Eaton  Vance fund  chosen by you.  Before selecting  this option,  you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

Information from the Fund. From time to time, you may be mailed the following:

* Annual and Semi-Annual Reports, containing performance information and financial statements.
* Periodic account statements, showing recent activity and total share balance.
*    Form 1099 and tax information needed to prepare your income tax returns.
*    Proxy materials, in the event a shareholder vote is required.
*    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


Exchange Privilege. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, you may write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.


Telephone Transactions. You can redeem or exchange shares by telephone as described in this prospectus. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Different classes will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. The Fund expects that its distributions will consist primarily of federally tax-exempt income. Distribution of any net realized gains will be distributed once each year (usually in December). For tax purposes the entire distribution, whether paid in cash or reinvested in additional shares, ordinarily will constitute tax-exempt income to you.

Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as such. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations and those subject to state alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The Fund began offering three class of shares on April 1, 1998. Prior to that date, the Fund offered only Class A and Class B shares and Class C existed as a separate fund.

                                                                    Year Ended March 31,
                         --------------------------------------------------------------------------------------------------
                                   1999                       1998                        1997             1996      1995
                         --------------------------------------------------------------------------------------------------
                         Class A   Class B   Class C   Class A   Class B        Class A(1)     Class B   Class B   Class B
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value -
  Beginning of Year      $10.580   $10.580   $ 9.920   $10.070   $10.070        $10.030        $10.170   $10.130   $10.160
                         -------   -------   -------   -------   -------        -------        -------   -------   -------
Income from
  operations
Net Investment Income    $ 0.519   $ 0.412   $ 0.407   $ 0.527   $ 0.454(2)     $ 0.393        $ 0.428   $ 0.413   $ 0.400
Net realized and
  unrealized gain
  (loss)                 $(0.090)  $(0.066)  $(0.089)  $ 0.488   $ 0.488        $0.033(3)      $(0.098)  $ 0.040   $ 0.033
                         --------  --------  --------  -------   -------        ------         -------   -------   -------
Total income from
  operations             $ 0.429   $ 0.346   $ 0.318   $ 1.015   $ 0.942        $ 0.426        $ 0.330   $ 0.453   $ 0.433
                         -------   -------   -------   -------   -------        -------        -------   -------   -------
Less distributions
From net investment
  income                 $(0.519)  $(0.436)  $(0.411)  $(0.505)  $(0.432)       $(0.386)       $(0.430)  $(0.413)  $(0.400)
In excess of net
  investment income          ---       ---    (0.007)      ---       ---            ---            ---       ---   $(0.058)
From net realized
  gain on investments        ---       ---       ---       ---       ---            ---            ---       ---   $(0.005)
                         --------  --------  --------  --------  --------       --------       --------  --------  --------
Total distributions      $(0.519)  $(0.436)  $(0.418)  $(0.505)  $(0.432)       $(0.386)       $(0.430)  $(0.413)  $(0.463)
                         --------  --------  --------  --------  --------       --------       --------  --------  --------
Net asset value-
  End of year            $10.490   $10.490   $ 9.820   $10.580   $10.580        $10.070        $10.070   $10.170   $10.130
                         ========  ========  ========  ========  ========       ========       ========  ========  ========
Total return(4)             3.89%     3.29%     3.24%    10.50%     9.52%          4.06%          3.30%     4.51%     4.43%

Ratios/Supplemental
Data
Net assets, end of
  year (000's omitted)   $73,048   $ 5,450   $11,193   $59,992   $11,538        $37,072        $48,692   $112,027  $141,289
Ratios (as a percentage
  of average daily net
  assets):
    Expenses(5)(6)         0.98%      1.73%     1.81%     0.99%     1.73%          0.99%(7)       1.69%     1.64%     1.57%
    Expenses after
     custodian fee
     reduction(5)           0.97%     1.72%     1.80%     0.98%     1.72%          0.97%(7)       1.67%     1.63%     ---
    Net investment
     income                 4.96%     4.23%     4.10%     5.16%     4.42%          5.14%(7)       4.37%     4.04%     3.99%
Portfolio Turnover
  of the Portfolio            26%       26%       26%       41%       41%            68%            68%       68%       56%

(1)  For the period  from the start of  business,  June 27,  1996,  to March 31,
     1997.
(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(7) Annualized

{LOGO}         Mutual Funds
EATON VANCE      for People
Mutual Funds        Who Pay
                      Taxes









MORE INFORMATION
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:

                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information); on the SEC's Internet site (http://www.sec.gov); or upon payment of copying fees by writing to the SEC's public reference room in Washington, DC 20549-6009.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                       FIRST DATA INVESTOR SERVICES GROUP
                                  P.O. BOX 5123
                           WESTBOROUGH, MA 01581-5123
                                 1-800-262-1122



SEC File No.  811-4443                                                      LNAP

                                                         STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                         August 1, 1999

           EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
          EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
          EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265

    This Statement of Additional Information ("SAI") provides general information about the Funds listed above and their corresponding Portfolios. Each Fund is a series of Eaton Vance Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                                                          Page
    Strategies and Risks .............................................      1
    Investment Restrictions ..........................................      6
    Management and Organization ......................................      7
    Investment Advisory and Administrative Services ..................     12
    Other Service Providers ..........................................     13
    Purchasing and Redeeming Shares ..................................     13
    Sales Charges ....................................................     15
    Performance ......................................................     18
    Taxes ............................................................     20
    Portfolio Security Transactions ..................................     22
    Financial Statements .............................................     24


Appendices:
    A: Class A Fees, Performance and Ownership .......................    a-1
    B: Class B Fees, Performance and Ownership .......................    b-1
    C: Class C Fees, Performance and Ownership .......................    c-1
    D: State Specific Information ....................................    d-1
    E: Tax Equivalent Yield Tables ...................................    e-1
    F: Ratings .......................................................    f-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED AUGUST 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS


MUNICIPAL OBLIGATIONS. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


    In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds). In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolios will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

    The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

STATE-SPECIFIC CONCENTRATION. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix D. Each Portfolio may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Information about some of these conditions and developments is included in Appendix D.

ISSUER CONCENTRATION. Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.


DURATION. In pursuing its investment objective, each Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the investment adviser's opinion, is a more accurate measure of a municipal obligation's sensitivity to changes in interest rates. In computing the duration of its portfolio, a Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.


MUNICIPAL LEASES. Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

    Certain municipal lease obligations owned by each Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of a Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

CREDIT QUALITY. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.


    Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.


    The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

WHEN-ISSUED SECURITIES. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

    Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Portfolio may retain the bond if interest rates decline.

LIQUIDITY AND PROTECTIVE PUT OPTIONS. Each Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.


INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

ILLIQUID OBLIGATIONS. At times, a substantial portion of a Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.


    The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

SECURITIES LENDING. Each Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by a Fund of any income realized by a Portfolio from securities loans will be taxable. If the management of a Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of a Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. Each Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities, and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    Each Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes.

ASSET COVERAGE REQUIREMENTS. Transactions involving when-issued securities or futures contracts and options (other than options that a Portfolio has purchased) expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

TEMPORARY INVESTMENTS. Under unusual market conditions, each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

        (1) Borrow money or issue senior securities except as permitted by the 1940 Act;

        (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

        (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

        (4) Purchase or sell real estate (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

        (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

        (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, or (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

    The Funds and the Portfolios have adopted the following investment policies which may be changed by the Trustees with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio without approval of a Fund or its other investors. Each Fund and each Portfolio will not:

        (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested;

        (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time; or

        (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

    No Fund or Portfolio will invest 25% or more of its total assets in the securities of issuers in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund or Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. Each Fund and each Portfolio reserve the right to invest more than 25% of total assets in each of these sectors.


    For purposes of a Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.


    Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund's or a Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change made by a rating service, will not compel a Fund or a Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions a Fund and a Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular state. Moreover, each Fund and each Portfolio must always be in compliance with the limitation on investing in illiquid investments and the borrowing policies set forth above.

                         MANAGEMENT AND ORGANIZATION


FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust or a Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).


JESSICA M. BIBLIOWICZ (39), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July 1997 to April 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July 1997 to April 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 1301 Avenue of the Americas, New York, New York 10019

DONALD R. DWIGHT (68), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (57), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (64), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick-Cendant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Street, Westwood, Massachusetts 02090

NORTON H. REAMER (63), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (41), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (69), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS J. FETTER (55), President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (42), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (54), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (58), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance and EVC a since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (63), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (36), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (42), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

    In addition, William H. Ahern, Jr. (40), Vice President of Eaton Vance and BMR, is a Vice President of the Connecticut, Massachusetts, Michigan, New Jersey, New York and Ohio Portfolios. Mr. Ahern has served as Vice President of the Connecticut, Michigan, New Jersey and Ohio Portfolios since October 1994, the Massachusetts Portfolio since May 1, 1997 and the New York Portfolio since November 24, 1997. Timothy T. Browse (40), Vice President of Eaton Vance and BMR, is a Vice President of the Pennsylvania Portfolio. Mr. Browse has served as a Vice President of the Pennsylvania Portfolio since May 1, 1997. Cynthia J. Clemson (36), Vice President of Eaton Vance and BMR, is a Vice President of the California and Florida Portfolios. Ms. Clemson has served as Vice President of the California Portfolio since May 1, 1997 and the Florida Portfolio since November 1, 1998. Mr. Ahern, Mr. Browse and Ms. Clemson are officers of various investment companies managed by Eaton Vance and BMR.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and
(ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolios or investors therein.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolios.

    Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolios' assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolios nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and the other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolios.) During the fiscal year ended March 31, 1999, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios, and for the year ended December 31, 1998, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                                    JESSICA M.        DONALD R.         SAMUEL L.        NORTON H.          LYNN A.         JACK L.
SOURCE OF COMPENSATION           BIBLIOWICZ(5)        DWIGHT(3)     HAYES, III(4)           REAMER         STOUT(5)         TREYNOR
----------------------           -------------        ---------     -------------           ------         --------         -------
Trust(2)                              $   644          $    669          $    675         $    623          $   680        $    704
California Portfolio                       92                96                96               89               97             101
Connecticut Portfolio                       9                10                10                9               10              10
Florida Portfolio                         239               335               386              374              272             392
Massachusetts Portfolio                   239               335               386              374              272             392
Michigan Portfolio                          9                10                10                9               10              10
New Jersey Portfolio                       92                96                96               89               97             101
New York Portfolio                        239               335               386              374              272             392
Ohio Portfolio                              9                10                10                9               10              10
Pennsylvania Portfolio                    239               335               386              374              272             392
Trust and Fund Complex                 33,334           160,000(6)        170,000(7)       160,000           32,842         170,000

----------
(1) As of August 1, 1999, the Eaton Vance fund complex consists of 155 registered investment companies or series thereof.
(2) The Trust consisted of 10 Funds as of March 31, 1999.
(3) Mr. Dwight received deferred compensation from each Portfolio as follows: California - $50; Connecticut - $5; Florida - $173;
    Massachusetts - $173; Michigan - $5; New Jersey - $50; New York - $173; Ohio - $5; Pennsylvania - $173.
(4) Mr. Hayes received deferred compensation from each Portfolio as follows: California - $92; Connecticut - $9; Florida - $387;
    Massachusetts - $387; Michigan -$9; New Jersey - $92; New York - $387; Ohio - $9; Pennsylvania - $387.
(5) Ms. Bibliowicz and Ms. Stout were elected as Trustees on October 30, 1998.
(6) Includes $60,000 of deferred compensation.
(7) Includes $41,563 of deferred compensation.


ORGANIZATION. Each Fund is a series of the Trust, which is organized under Massachusetts law as a business trust and is operated as an open-end management investment company. Each Fund changed its name from Eaton Vance [state name] Limited Maturity Tax Free Fund to EV Marathon [state name] Limited Maturity Tax Free Fund on January 7, 1994 for the California, Florida, Massachusetts, National, New Jersey, New York and Pennsylvania Funds and on August 1, 1994 for the Connecticut, Michigan and Ohio Funds, and then to EV Marathon [state name] Limited Maturity Municipals Fund on October 23, 1995. Each Fund was reorganized into multiple classes and changed its name to Eaton Vance [state name] Limited Maturity Municipals Fund on April 1, 1998. The operations of the Class B reflect the operations of a Fund prior to April 1, 1998. Class A and Class C are successors to the operations of separate series of the Trust.

    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolios, may afford the potential for economies of scale for each Fund and may over time result in lower expenses for a Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    Each Portfolio is organized as a trust under the laws of the state of New York and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. BMR manages the investments and affairs of each Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolios investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities.


    For a description of the compensation that each Portfolio pays BMR, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended March 31, 1999.



                                                                            ADVISORY FEE FOR FISCAL YEARS ENDED
                                                NET ASSETS          ----------------------------------------------------------
PORTFOLIO                                       AT 3/31/99          MARCH 31, 1999        MARCH 31, 1998        MARCH 31, 1997
---------                                       ----------          --------------        --------------        --------------
California                                      $28,678,105            $145,652              $178,448              $239,320
Connecticut(1)                                    9,097,913              43,610                50,322                64,492
Florida                                          59,948,210             301,844               381,588               508,203
Massachusetts                                    51,543,445             244,974               290,512               385,610
Michigan                                         10,615,730              51,653                62,245                83,756
New Jersey                                       39,780,691             196,075               239,715               324,454
New York                                         65,872,753             319,237               402,164               557,305
Ohio                                             22,800,853             109,528               127,254               146,515
Pennsylvania                                     50,770,692             248,326               289,154               375,224

----------
(1) To enhance the net income of the Portfolio for the fiscal years ended March 31, 1999, 1998 and 1997, BMR made a reduction of its advisory fee in the amount of $21,626, $25,094 and $32,497, respectively.


    Each Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that BMR may render services to others. Each Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Funds' affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Funds office space and all necessary office facilities, equipment and personnel for administering the affairs of the Funds.


INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. BMR, Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Benjamin A. Rowland, Jr., John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization," all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.


EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class and the fee paid to the principal underwriter for handling share repurchases.

                           OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Funds' principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by that Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. M. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice Presidents of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Funds and Portfolios. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolios' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolios. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, are the independent accountants of the Funds and the Portfolios, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Funds.

                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Funds and the Portfolios will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B and Class C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, accounting firms and consulting firms providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company (or series or class thereof) with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account.

STATEMENT OF INTENTION. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

CLASS B CONVERSION. Class B shares held for the longer of (i) four years or
(ii) the time at which the CDSC applicable to such shares expires (the "holding period") will automatically convert to Class A shares. Such conversion will occur on or about the eighteenth day of the month in which the holding period expires. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

DISTRIBUTION AND SERVICE PLANS. The Trust has adopted a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that each Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the principal underwriter and investment dealers in amounts not expected to exceed .15% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. However, the Class A Plan authorizes the Trustees of the Trust to increase payments without action by Class A shareholders of any Fund, provided that the aggregate amount of payments made in any fiscal year does not exceed .25% of average daily net assets. For the service fees paid by Class A shares, see Appendix A.

    The Trust has also adopted compensation-type Distribution Plans ("Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. The Class B and Class C Plans are designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B and Class C Plans provide that each Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of shares. On each sale of shares (excluding reinvestment of distributions), each Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 3% in the case of California, Florida, Massachusetts, New Jersey, New York and Pennsylvania Funds and 3.5% in the case of Connecticut, Michigan and Ohio Funds of Class B sales and 6.25% of Class C sales of the amount received by the Fund for each share sold and
(ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 2.5% of the purchase price of the Class B shares sold by such dealers. For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .85% of the purchase price of the shares sold by such dealer, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission as reimbursement for the sales commissions paid to investment dealers at the time of sale. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plans provide that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B and Class C shares, see Appendix B and Appendix C, respectively.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.

    The Class B and Class C Plans also authorize each Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .15% of the purchase price of the Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of .15% of the value of Class C shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid by Class B and Class C shares, see Appendix B and Appendix C, respectively.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B or Class C Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Class A, Class B and Class C Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A, Class B and Class C Plans were approved by the Trustees, including the Plan Trustees, on June 23, 1997.

    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B and Class C Plans will compensate the principal underwriter for its services and expenses in distributing those classes of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE

    Average annual total return is determined separately for each Class of a Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment, and (iv) the deduction of any CDSC at the end of the period. Each Fund may also publish total return figures for each class based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For further information concerning the total return of the Classes of a Fund, see Appendix A, Appendix B and Appendix C.


    Yield is computed separately for each Class of a Fund pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum initial sales charge for Class A shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed upon certain redemptions at the rates set forth under "Sales Charges" in the prospectus. Yield calculations assume the current maximum initial sales charge for Class A shares set forth under "Sales Charges" in the prospectus. (Actual yield may be affected by variations in sales charges on investments.) A taxable-equivalent yield is computed by dividing the tax-exempt yield by one minus a stated rate.


    Each Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. A Fund's performance may differ from that of other investors in its corresponding Portfolio, including other investment companies.

    The Trust (or principal underwriter) may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper, Inc., Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Trust may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effect on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of a Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield of a Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of a Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike mutual fund shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike a Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than a Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of a Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses);
        - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.

    The Trust (or principal underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. Each Fund so qualified for its fiscal year ended March 31, 1999. Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. Each Portfolio will allocate at least annually among its investors, including a Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the corresponding Portfolio and
(ii) will be entitled to the gross income of that Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the relevant Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for a Portfolio (and, hence, for the relevant Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Portfolio taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when a Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and
(iv) whether exchanges of debt obligations in a workout context are taxable.

    Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by its corresponding Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

    In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. A Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons and certain realized gains or income attributable to accrued market discount. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of that Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the corresponding Portfolio and allocated to the Fund. Certain distributions of a Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.

    A Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish a Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. A Portfolio may have to limit its activities in options and futures contracts in order to enable the relevant Fund to maintain its RIC status.

    Any loss realized upon the sale or exchange of shares of a Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on a Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of a Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident; or (iii) the shareholder fails to provide, or renew after expiration, any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in a Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local and, where applicable, foreign tax consequences of investing in a Fund.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of each Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to each Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. Municipal obligations, including state obligations, purchased and sold by the Portfolios are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolios may also purchase municipal obligations from underwriters and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolios and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolios' transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    The Portfolios and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or Eaton Vance may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolios may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example:
(i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolios from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    The following table shows brokerage commissions paid by each Portfolio for each of the three fiscal years ended March 31, 1999:

  PORTFOLIO              MARCH 31, 1999      MARCH 31, 1998      MARCH 31, 1997
  ---------              --------------      --------------      --------------
  California ..........      $  817             $ 4,174             $26,519
  Connecticut .........         506               1,484              11,480
  Florida .............       5,002              13,986                --
  Massachusetts .......       6,945              10,872              27,291
  Michigan ............       1,526               2,768              19,514
  New Jersey ..........       4,143               8,067              61,275
  New York ............       7,092              10,088              40,494
  Ohio ................       1,774               2,179              14,023
  Pennsylvania ........       3,563               6,465              34,923

    All of such portfolio security transactions were directed to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities), and the amounts of such transactions for the fiscal year ended March 31, 1999, were as follows: California -- $16,711,061; Connecticut -- $10,482,231; Florida -- $103,320,381;
Massachusetts -- $145,026,154; Michigan -- $31,729,647; New Jersey --
$85,661,467; New York -- $147,333,011; Ohio -- $36,862,617; and Pennsylvania
-- $72,479,510.

                             FINANCIAL STATEMENTS


    The audited financial statements of, and the independent auditors' report for, the Funds and the Portfolios appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the Funds' annual report accompanies this SAI. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


    Registrant incorporates by reference the audited financial information for the fiscal year ended March 31, 1999 for the Funds and the Portfolios listed below, all as previously filed electronically with the SEC:

           Eaton Vance California Limited Maturity Municipals Fund
           Eaton Vance Connecticut Limited Maturity Municipals Fund
             Eaton Vance Florida Limited Maturity Municipals Fund
          Eaton Vance Massachusetts Limited Maturity Municipals Fund
            Eaton Vance Michigan Limited Maturity Municipals Fund
           Eaton Vance New Jersey Limited Maturity Municipals Fund
            Eaton Vance New York Limited Maturity Municipals Fund
              Eaton Vance Ohio Limited Maturity Municipals Fund
          Eaton Vance Pennsylvania Limited Maturity Municipals Fund
               California Limited Maturity Municipals Portfolio
              Connecticut Limited Maturity Municipals Portfolio
                Florida Limited Maturity Municipals Portfolio
             Massachusetts Limited Maturity Municipals Portfolio
                Michigan Limited Maturity Municipals Portfolio
               New Jersey Limited Maturity Municipals Portfolio
                New York Limited Maturity Municipals Portfolio
                  Ohio Limited Maturity Municipals Portfolio
              Pennsylvania Limited Maturity Municipals Portfolio
                     (Accession No. 0001047469-99-022235)

                                  APPENDIX A

                   CLASS A FEES, PERFORMANCE AND OWNERSHIP

SERVICE PLAN
    For the fiscal year ended March 31, 1999, the following table shows, (1) the amount of service fees on Class A shares paid under the Service Plan, and
(2) the amount of such service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.


                                                               SERVICE FEES TO
CLASS A                                 SERVICE FEES          INVESTMENT DEALERS
-------                                 ------------          ------------------
California .........................       $37,973                 $37,661
Connecticut ........................         9,123                   9,002
Florida ............................        71,552                  70,803
Massachusetts ......................        59,940                  58,337
Michigan ...........................        12,868                  12,698
New Jersey .........................        49,872                  49,620
New York ...........................        79,579                  79,042
Ohio ...............................        26,654                  26,617
Pennsylvania .......................        58,541                  58,180

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1999, the following sales charges were paid in connection with sales of Class A shares:

                                         SALES CHARGES            SALES CHARGES
                        TOTAL            INVESTMENT TO            TO PRINCIPAL
FUND                SALES CHARGES           DEALERS                UNDERWRITER
----                -------------           -------                -----------
California ........    $ 4,431              $ 4,002                    $429
Connecticut .......      5,113                4,565                     548
Florida ...........      6,199                5,346                     853
Massachusetts .....     16,042               16,042                       0
Michigan ..........      3,981                3,981                       0
New Jersey ........      7,490                6,697                     793
New York ..........      4,615                4,169                     446
Ohio ..............      3,314                2,992                     322
Pennsylvania ......      8,702                7,827                     875

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, Class A paid the principal underwriter for repurchase handled by it $2.50 for each such transaction which aggregated as follows: California -- $297.50; Connecticut -- $92.50; Florida -- $750; Massachusetts -- $742.50;
Michigan -- $232.50; New Jersey -- $645; New York -- $932.50; Ohio -- $267.50;
and Pennsylvania -- $727.50.


                           PERFORMANCE INFORMATION


    The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to the date Class A was established reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/ or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 2.25%. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                            VALUE OF A $1,000 INVESTMENT -- CALIFORNIA
                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund**       5/29/92          $977.52        $1,371.70         40.32%          5.08%         37.17%          4.73%
5 Years Ended 3/31/99    3/31/94          $977.62        $1,250.89         27.96%          5.05%         25.09%          4.58%
1 Year Ended 3/31/99     3/31/98          $977.29        $1,021.80          4.56%          4.56%          2.18%          2.18%

------------
* Class A shares were established June 27, 1996.


                                            VALUE OF A $1,000 INVESTMENT -- CONNECTICUT

                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund**       4/16/93          $977.52        $1,262.90         29.20%          4.39%         26.29%          3.99%
5 Years Ended 3/31/99    3/31/94          $977.80        $1,254.16         28.26%          5.10%         25.42%          4.63%
1 Year Ended 3/31/99     3/31/98          $977.76        $1,021.27          4.45%          4.45%          2.13%          2.13%

------------
* Class A shares were established January 21, 1997.

                                              VALUE OF A $1,000 INVESTMENT -- FLORIDA
                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund**       5/29/92          $977.52        $1,357.88         38.91%          4.92%         35.79%          4.57%
5 Years Ended 3/31/99    3/31/94          $977.65        $1,237.41         26.57%          4.83%         23.74%          4.35%
1 Year Ended 3/31/99     3/31/98          $977.21        $1,017.29          4.10%          4.10%          1.73%          1.73%

------------
*Class A shares were established June 27, 1996.

                                           VALUE OF A $1,000 INVESTMENT -- MASSACHUSETTS
                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund          6/1/92          $977.52        $1,364.14         39.55%          5.00%         36.41%          4.65%
5 Years Ended 3/31/99    3/31/94          $977.42        $1,253.50         28.24%          5.10%         25.35%          4.62%
1 Year Ended 3/31/99     3/31/98          $977.29        $1,018.21          4.19%          4.19%          1.82%          1.82%

------------
* Class A shares were established June 27, 1996.

                                             VALUE OF A $1,000 INVESTMENT -- MICHIGAN
                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund**       4/16/93          $977.52        $1,254.05         28.29%          4.27%         25.40%          3.87%
5 Years Ended 3/31/99    3/31/94          $977.71        $1,249.78         27.83%          5.03%         24.98%          4.56%
1 Year Ended 3/31/99     3/31/98          $977.60        $1,012.10          3.53%          3.53%          1.21%          1.21%

------------
* Class A shares were established October 22, 1996.

                                            VALUE OF A $1,000 INVESTMENT -- NEW JERSEY
                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund**        6/1/92          $977.52        $1,362.71         39.41%          4.98%         36.27%          4.64%
5 Years Ended 3/31/99    3/31/94          $977.58        $1,247.32         27.60%          4.99%         24.73%          4.52%
1 Year Ended 3/31/99     3/31/98          $977.34        $1,016.89          4.04%          4.04%          1.69%          1.69%

------------
* Class A shares were established June 27, 1996.


                                             VALUE OF A $1,000 INVESTMENT -- NEW YORK

                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund**       5/29/92          $977.52        $1,393.01         42.51%          5.32%         39.30%          4.97%
5 Years Ended 3/31/99    3/31/94          $977.60        $1,272.09         30.13%          5.41%         27.21%          4.93%
1 Year Ended 3/31/99     3/31/98          $977.67        $1,024.40          4.78%          4.78%          2.44%          2.44%

------------
* Class A shares were established May 29, 1992.


                                               VALUE OF A $1,000 INVESTMENT -- OHIO

                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund**       4/16/93          $977.52        $1,276.62         30.59%          4.58%         27.66%          4.18%
5 Years Ended 3/31/99    3/31/94          $977.89        $1,261.63         29.01%          5.23%         26.16%          4.76%
1 Year Ended 3/31/99     3/31/98          $977.82        $1,018.82          4.19%          4.19%          1.88%          1.88%

------------
* Class A shares were established October 22, 1996.


                                           VALUE OF A $1,000 INVESTMENT -- PENNSYLVANIA

                                                                               TOTAL RETURN                   TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                         VALUE OF         VALUE OF             SALES CHARGE                   SALES CHARGE
     INVESTMENT         INVESTMENT        INITIAL        INVESTMENT    -----------------------------  -----------------------------
      PERIOD*              DATE         INVESTMENT       ON 3/31/99      CUMULATIVE     ANNUALIZED     CUMULATIVE      ANNUALIZED
--------------------  --------------  ---------------  --------------  --------------  -------------  -------------  --------------
Life of the Fund**        6/1/92          $977.52        $1,393.01         42.51%          5.32%         39.30%          4.97%
5 Years Ended 3/31/99    3/31/94          $977.73        $1,264.12         29.29%          5.27%         26.41%          4.80%
1 Year Ended 3/31/99     3/31/98          $977.75        $1,015.93          3.90%          3.90%          1.59%          1.59%

------------
* Class A shares were established June 27, 1996.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of June 30, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class A and of each Fund. In addition, as of the same date, the following record owners held the amounts of Class A shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

CALIFORNIA FUND --        Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL  24.7%
CONNECTICUT FUND --       Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL  17.4%
                          PaineWebber FBO Catharine W. Reid RMA                  Bloomfield, CT     7.6%
FLORIDA FUND --           Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL  15.3%
MASSACHUSETTS FUND --     Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL  11.2%
MICHIGAN FUND --          Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL  17.4%
NEW JERSEY FUND --        Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL  10.0%
NEW YORK FUND --          Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL  13.4%
OHIO FUND --              Key Clearing Corp.                                     Cleveland, OH      9.3%
                          Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL   8.5%
PENNSYLVANIA FUND --      Merrill Lynch, Pierce, Fenner & Smith, Inc.            Jacksonville, FL  19.7%



    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class A shares on such date.

                                  APPENDIX B

                   CLASS B FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    For the fiscal year ended March 31, 1999, the following table shows, (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution payments to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees on Class B shares, and (6) amount of service fees on Class B shares paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Plan.

                                                                                   AMOUNT OF
                                                                                   UNCOVERED
                                         DISTRIBUTION           CDSC             DISTRIBUTION                            SERVICE
                                          PAYMENTS TO        PAYMENTS TO            CHARGES                              FEES TO
                           SALES         THE PRINCIPAL      THE PRINCIPAL         (AS A % OF            SERVICE        INVESTMENT
CLASS B                 COMMISSIONS       UNDERWRITER        UNDERWRITER       CLASS NET ASSETS)          FEES           DEALERS
-------                 -----------       -----------        -----------       -----------------          ----           -------
California .........      $11,068           $25,938            $ 5,000         $261,000 (10.9%)         $ 5,874          $ 5,818
Connecticut ........        5,476            14,111                800          216,000 (15.3%)           2,761            2,753
Florida ............       15,024            56,326              5,000          555,000  (8.8%)          12,331           12,299
Massachusetts ......       12,013            38,098             10,000          308,000 (11.2%)           9,379            9,376
Michigan ...........        3,848             7,243                700          362,000 (55.4%)           2,004            2,004
New Jersey .........       14,371            37,184             14,000          292,000  (9.6%)           9,047            8,972
New York ...........       21,802            53,537             13,000          398,000  (7.8%)          13,355           13,339
Ohio ...............       11,888            23,647              2,000          466,000 (21.1%)           5,384            4,872
Pennsylvania .......        4,923            40,712             12,000          178,000  (4.7%)           9,452            9,371

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, Class B paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
California - $72.50; Connecticut - $40; Florida - $102.50; Massachusetts - $127.50; Michigan - $25; New Jersey - $120; New York - $242.50; Ohio - $27.50;
and Pennsylvania - $180.


                           PERFORMANCE INFORMATION


    The tables below indicate the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in each table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.


                                            VALUE OF A $1,000 INVESTMENT -- CALIFORNIA

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund**         5/29/92          $1,377.28         $1,377.28         37.73%        4.79%         37.73%        4.79%
5 Years Ended 3/31/99      3/31/94          $1,255.88         $1,255.88         25.59%        4.66%         25.59%        4.66%
1 Year Ended 3/31/99       3/31/98          $1,039.94         $1,009.94          3.99%        3.99%          0.99%        0.99%


------------
* Investment operations began on May 29, 1992.

                                            VALUE OF A $1,000 INVESTMENT -- CONNECTICUT


                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund**         4/16/93          $1,273.01         $1,273.01         27.30%        4.13%         27.30%        4.13%
5 Years Ended 3/31/99      3/31/94          $1,263.80         $1,263.80         26.38%        4.79%         26.38%        4.79%
1 Year Ended 3/31/99**     3/31/98          $1,039.02         $1,009.02          3.90%        3.90%          0.90%        0.90%


------------
* Investment operations began on April 16, 1993.

                                              VALUE OF A $1,000 INVESTMENT -- FLORIDA


                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund**         5/29/92          $1,363.40         $1,363.40         36.34%        4.64%         36.34%        4.64%
5 Years Ended 3/31/99      3/31/94          $1,242.24         $1,242.24         24.22%        4.43%         24.22%        4.43%
1 Year Ended 3/31/99       3/31/98          $1,035.39         $1,005.45          3.54%        3.54%          0.54%        0.54%


------------
* Investment operations began on May 29, 1992.

                                           VALUE OF A $1,000 INVESTMENT -- MASSACHUSETTS


                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund**          6/1/92          $1,369.41         $1,369.41         36.94%        4.71%         36.94%        4.71%
5 Years Ended 3/31/99      3/31/94          $1,258.51         $1,258.51         25.85%        4.71%         25.85%        4.71%
1 Year Ended 3/31/99       3/31/98          $1,036.02         $1,006.05          3.60%        3.60%          0.60%        0.60%

------------
* Investment operations began on June 1, 1992.


                                             VALUE OF A $1,000 INVESTMENT -- MICHIGAN

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund**         4/16/93          $1,262.43         $1,262.43         26.24%        3.99%         26.24%        3.99%
5 Years Ended 3/31/99      3/31/94          $1,257.90         $1,257.90         25.79%        4.70%         25.79%        4.70%
1 Year Ended 3/31/99**     3/31/98          $1,030.57         $1,000.78          3.06%        3.06%          0.08%        0.08%


----------
* Investment operations began on April 16, 1993.

                                            VALUE OF A $1,000 INVESTMENT -- NEW JERSEY

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund            6/1/92          $1,368.29         $1,368.29         36.83%        4.70%         36.83%        4.70%
5 Years Ended 3/31/99      3/31/94          $1,252.31         $1,252.31         25.23%        4.60%         25.23%        4.60%
1 Year Ended 3/31/99       3/31/98          $1,034.64         $1,004.73          3.46%        3.46%          0.47%        0.47%


----------
* Investment operations began on June 1, 1992.

                                             VALUE OF A $1,000 INVESTMENT -- NEW YORK

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund           5/29/92          $1,398.79         $1,398.79         39.88%        5.03%         39.88%        5.03%
5 Years Ended 3/31/99      3/31/94          $1,277.33         $1,277.33         27.73%        5.02%         27.73%        5.02%
1 Year Ended 3/31/99       3/31/98          $1,041.96         $1,011.96          4.20%        4.20%          1.20%        1.20%


----------
* Investment operations began on May 29, 1992.

                                               VALUE OF A $1,000 INVESTMENT -- OHIO

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund           4/16/93          $1,284.25         $1,284.25         28.42%        4.29%         28.42%        4.29%
5 Years Ended 3/31/99      3/31/94          $1,268.73         $1,268.73         26.87%        4.88%         26.87%        4.88%
1 Year Ended 3/31/99       3/31/98          $1,036.24         $1,006.33          3.62%        3.62%          0.63%        0.63%


----------
* Investment operations began on April 16, 1993.

                                           VALUE OF A $1,000 INVESTMENT -- PENNSYLVANIA

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/99   CDSC ON 3/31/99    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund            6/1/92          $1,398.61         $1,398.61         39.86%        5.03%         39.86%        5.03%
5 Years Ended 3/31/99      3/31/94          $1,268.89         $1,268.89         26.89%        4.88%         26.89%        4.88%
1 Year Ended 3/31/99       3/31/98          $1,033.27         $1,003.41          3.33%        3.33%          0.34%        0.34%


------------
* Investment operations began on June 1, 1992.

    See the Taxable Equivalent Yield Tables in Appendix E to this SAI for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class B and of each Fund. In addition, as of the same date, the following record owners held the amounts of Class B shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

CALIFORNIA FUND --          Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        32.3%
                            Marjorie P. Shafer TTEE F/T Marjorie P. Shafer Rev. Trust                 Oakland, CA             11.1%
                            Jessie A. Lawton TTEE F/T Jessie A. Lawton Rev. Trust                     Apache Junction, AZ      9.0%
                            PaineWebber FBO E. Christine Feldman TTEE, FBO Feldman Family "A" Trust   Laguna Hills, CA         5.9%
                            Bear Stearns Securities Corp., FBO 975-77987-16                           Brooklyn, NY             5.2%
CONNECTICUT FUND --         Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        33.7%
                            NFSC FEBO Herbert Cohen                                                   Woodbury, NY            13.4%
                            Prudential Securities FBO Mrs. Catherine Calia                            New Haven, CT            8.3%
                            Andrew L. MacWhinney & Dorothy P. MacWhinney                              Essex, CT                6.5%
                            Prudential Securities FBO Anthony Calia                                   New Haven, CT            6.4%
FLORIDA FUND --             PaineWebber FBO Albert Cohen Family Limited Partnership                   Miami, FL               57.1%
                            Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        10.3%
MASSACHUSETTS FUND --       Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        19.5%
                            Salomon Smith Barney Inc.                                                 New York, NY             5.5%
MICHIGAN FUND --            Donaldson Lufkin Jenrette Securities Corporation, Inc.                    Jersey City, NJ         16.6%
                            Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        15.2%
                            Donaldson Lufkin Jenrette Securities Corporation, Inc.                    Jersey City, NJ         14.4%
                            Donaldson Lufkin Jenrette Securities Corporation, Inc.                    Jersey City, NJ         13.5%
                            Harley M. Robinette and Margaret C. Robinette JTWROS                      Adrian, MI              13.5%
                            Pat Marrocca & Ruby Marrocca JTWROS                                       Taylor, MI               7.9%
                            Mark D. Schultz                                                           Petersburg, MI           7.0%
NEW JERSEY FUND --          Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        30.0%
                            Donaldson Lufkin Jenrette Securities Corporation, Inc.                    Jersey City, NJ          8.2%
                            Lucille P. Lupton, Exec. for Estate of Anthony A. Previti                 Somers Point, NJ         5.4%
NEW YORK FUND --            Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        12.3%
                            Robert S. Woolman                                                         Pittsford, NY            5.2%
                            Milton Jacoby                                                             New York, NY             5.2%
OHIO FUND --                Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        25.4%
                            Kevin Ritz & Sally Ritz JTWROS                                            Byesville, OH           11.3%
                            Key Clearing Corp.                                                        Brooklyn, OH             8.7%
                            Evern Securities Inc. Rose M. Collins                                     Milwaukee, WI            8.1%
                            National City Bank of Columbus Agent U/A Live Oak Properties              Cleveland, OH            6.0%
                            Georgiana J. Muskat                                                       Pittsburgh, PA           5.7%
PENNSYLVANIA FUND --        Merrill Lynch, Pierce, Fenner & Smith, Inc.                               Jacksonville, FL        21.4%

    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class B shares on such date.

                                  APPENDIX C

                   CLASS C FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    For the fiscal year ended March 31, 1999, the following table shows, (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution payments to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees on Class C shares, and (6) the amount of service fees on Class C shares paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Plan.

                                      DISTRIBUTION         CDSC           AMOUNT OF UNCOVERED                       SERVICE
                                       PAYMENTS TO      PAYMENTS TO      DISTRIBUTION CHARGES                       FEES TO
                         SALES        THE PRINCIPAL    THE PRINCIPAL          (AS A % OF            SERVICE        INVESTMENT
CLASS C               COMMISSIONS      UNDERWRITER      UNDERWRITER        CLASS NET ASSETS)          FEES          DEALERS
-------               -----------      -----------      -----------        -----------------          ----          -------
Florida ..........      $32,043          $41,846          $  100          $4,105,000 (103.9%)       $ 8,154         $ 6,405
Massachusetts ....      $25,749          $31,905          $  100          $  898,000  (17.2%)       $ 6,301         $ 5,137
New York .........      $13,451          $19,467          $  500          $1,080,000  (39.5%)       $ 3,893         $ 2,672
Pennsylvania .....      $35,612          $40,651          $  500          $1,949,000  (33.6%)       $ 8,130         $ 7,122

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, Class C paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
Florida -- $77.50; Massachusetts -- $80; New York -- $47.50; and Pennsylvania -- $107.50.


                           PERFORMANCE INFORMATION


    The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to April 1, 1998 reflects the total return of the predecessor to Class
C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


                                              VALUE OF A $1,000 INVESTMENT -- FLORIDA

                                                   VALUE OF          VALUE OF
                                                  INVESTMENT        INVESTMENT      TOTAL RETURN BEFORE       TOTAL RETURN AFTER
                                               BEFORE DEDUCTING  AFTER DEDUCTING       DEDUCTING THE            DEDUCTING THE
                                                 THE MAXIMUM       THE MAXIMUM          MAXIMUM CDSC             MAXIMUM CDSC
  INVESTMENT    INVESTMENT      AMOUNT OF            CDSC              CDSC        ----------------------  ------------------------
   PERIOD*         DATE         INVESTMENT        ON 3/31/99        ON 3/31/99     CUMULATIVE  ANNUALIZED  CUMULATIVE   ANNUALIZED
--------------  -----------  ----------------  ----------------  ----------------  ----------  ----------  -----------  -----------
Life of the
Fund**            5/29/92         $1,000          $1,356.95         $1,356.95        35.70%      4.56%       35.70%        4.56%
5 Years Ended
3/31/99           3/31/94         $1,000          $1,240.03         $1,240.03        24.00%      4.40%       24.00%        4.40%
1 Year Ended
3/31/99           3/31/98         $1,000          $1,035.71         $1,025.73         3.57%      3.57%        2.57%        2.57%


------------
*Predecessor Fund commenced operations December 8, 1993.

                                           VALUE OF A $1,000 INVESTMENT -- MASSACHUSETTS

                                                   VALUE OF          VALUE OF
                                                  INVESTMENT        INVESTMENT      TOTAL RETURN BEFORE       TOTAL RETURN AFTER
                                               BEFORE DEDUCTING  AFTER DEDUCTING       DEDUCTING THE            DEDUCTING THE
                                                 THE MAXIMUM       THE MAXIMUM          MAXIMUM CDSC             MAXIMUM CDSC
  INVESTMENT    INVESTMENT      AMOUNT OF            CDSC              CDSC        ----------------------  ------------------------
   PERIOD*         DATE         INVESTMENT        ON 3/31/99        ON 3/31/99     CUMULATIVE  ANNUALIZED  CUMULATIVE   ANNUALIZED
--------------  -----------  ----------------  ----------------  ----------------  ----------  ----------  -----------  -----------
Life of the
Fund**            6/1/92          $1,000          $1,364.55         $1,364.55        36.46%      4.66%       36.46%        4.66%
5 Years Ended
3/31/99           3/31/94         $1,000          $1,257.10         $1,257.10        25.71%      4.68%       25.71%        4.68%
1 Year Ended
3/31/99           3/31/98         $1,000          $1,035.57         $1,025.59         3.56%      3.56%        2.56%        2.56%


------------
* Predecessor Fund commenced operations December 9, 1993.

                                              VALUE OF A $1,000 INVESTMENT -- NEW YORK

                                                   VALUE OF          VALUE OF
                                                  INVESTMENT        INVESTMENT      TOTAL RETURN BEFORE       TOTAL RETURN AFTER
                                               BEFORE DEDUCTING  AFTER DEDUCTING       DEDUCTING THE            DEDUCTING THE
                                                 THE MAXIMUM       THE MAXIMUM          MAXIMUM CDSC             MAXIMUM CDSC
  INVESTMENT    INVESTMENT      AMOUNT OF            CDSC              CDSC        ----------------------  ------------------------
   PERIOD*         DATE         INVESTMENT        ON 3/31/99        ON 3/31/99     CUMULATIVE  ANNUALIZED  CUMULATIVE   ANNUALIZED
--------------  -----------  ----------------  ----------------  ----------------  ----------  ----------  -----------  -----------
Life of the
Fund**            5/29/92         $1,000          $1,391.92         $1,391.92        39.19%      4.95%       39.19%        4.95%
5 Years Ended
3/31/99           3/31/94         $1,000          $1,273.31         $1,273.31        27.33%      4.95%       27.33%        4.95%
1 Year Ended
3/31/99           3/31/98         $1,000          $1,042.82         $1,032.82         4.28%      4.28%        3.28%        3.28%


------------
* Predecessor Fund commenced operations December 8, 1993.

                                            VALUE OF A $1,000 INVESTMENT -- PENNSYLVANIA

                                                   VALUE OF          VALUE OF
                                                  INVESTMENT        INVESTMENT      TOTAL RETURN BEFORE       TOTAL RETURN AFTER
                                               BEFORE DEDUCTING  AFTER DEDUCTING       DEDUCTING THE            DEDUCTING THE
                                                 THE MAXIMUM       THE MAXIMUM          MAXIMUM CDSC             MAXIMUM CDSC
  INVESTMENT    INVESTMENT      AMOUNT OF            CDSC              CDSC        ----------------------  ------------------------
   PERIOD*         DATE         INVESTMENT        ON 3/31/99        ON 3/31/99     CUMULATIVE  ANNUALIZED  CUMULATIVE   ANNUALIZED
--------------  -----------  ----------------  ----------------  ----------------  ----------  ----------  -----------  -----------
Life of the
Fund**            6/1/92          $1,000          $1,395.50         $1,395.50        39.55%      5.00%       39.55%        5.00%
5 Years Ended
3/31/99           3/31/94         $1,000          $1,267.38         $1,267.38        26.74%      4.85%       26.74%        4.85%
1 Year Ended
3/31/99           3/31/98         $1,000          $1,033.59         $1,023.64         3.36%      3.36%        2.36%        2.36%


------------
* Predecessor Fund commenced operations December 8, 1993.

    See the Taxable Equivalent Yield Tables in Appendix E to this SAI for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class C and of each Fund. In addition, as of the same date, the following record owners held the amounts of Class C shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

FLORIDA FUND --              Merrill Lynch, Pierce, Fenner & Smith, Inc.                                Jacksonville, FL      38.6%
MASSACHUSETTS FUND --        Merrill Lynch, Pierce, Fenner & Smith, Inc.                                Jacksonville, FL      36.2%
                             Everen Securities, Inc. Robert F. Johnston                                 Milwaukee, WI         12.0%
                             Ronnie Z. Siegel                                                           Hyannis, MA            7.4%
                             Salomon Smith Barney, Inc.                                                 New York, NY           5.4%
                             Elizabeth L. King & Peter King TTEES, Elizabeth L. King Rev. Trust         Amherst, MA            5.2%
                             NFSC FEBO Ruth G. Kelly TTEE Ruth G. Kelly Rev. Trust                      E. Sandwich, MA        5.1%
NEW YORK FUND --             Merrill Lynch, Pierce, Fenner & Smith, Inc.                                Jacksonville, FL      19.7%
                             NFSC FEBO Fung Ming Chan                                                   Fresh Meadows, NY      9.0%
                             Donaldson Lufkin Jenrette Securities Corporation Inc.                      Jersey City, NJ        5.4%
PENNSYLVANIA FUND --         Merrill Lynch, Pierce, Fenner & Smith, Inc.                                Jacksonville, FL      27.0%
                             J.J.B. Hilliard, W.L. Lyons, Inc. Tasso Katselas & Jane Katselas JTWROS    Louisville, KY        20.3%
                             Keystone Financial Bank Genevieve T. Hommer Estate                         Altoona, PA            7.6%
                             PaineWebber FBO Stephen Berman                                             Newtown Square, PA     5.2%


    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class C shares on such date.

                    APPENDIX D: STATE SPECIFIC INFORMATION

                            RISKS OF CONCENTRATION

    The following information as to certain State specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular State issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular State. Neither the Trust nor the Portfolios have independently verified this information.

    The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

                                  CALIFORNIA

    The state's budgetary fortunes are subject to unforeseeable events. In December, 1994, for example, Orange County, California and its Investment Pool filed for bankruptcy. A plan of adjustment has been approved by the court and became effective under which all non-municipal creditors are to be paid in full. However, the ultimate financial impact on the County and the state cannot be predicted with any certainty. In addition, constant fluctuations in other factors affecting the state -- including health and welfare caseloads, property tax receipts, federal funding and extraordinary expenditures related to natural disasters -- will undoubtedly create new budget challenges.

    Furthermore, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

    Finally, certain bonds in the California Portfolio may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

    Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

    Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

    Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

    Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, state and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

    Proposition 98. On November 8, 1988, voters of the state approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed state funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to state per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in state per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

    Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

    Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the state and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of state general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of state tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the state appropriations limit. Additionally, Proposition 111 exempted from the state appropriations limit funding for capital outlays.

    Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

    1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

    2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

    3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

    4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

    5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

    6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

    7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

    8. Permits these provisions to be amended exclusively by the voters of the state of California.

    In September 1988, the California Court of Appeal in City of Westminster
v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App.
1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition
62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

    In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28,
1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

    In McBrearty v. City of Brawley, 59 Cal. App. 4(S)/ 1441, 69 Cal. Rptr. 2d 862 (Cal. Ct. App. 1997), the Court of Appeal held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

    First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision rather than at the time when the city adopted the tax ordinance which was July 1991. Second, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis. Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed prior to January 1, 1995 against challenge.

    Assembly Bill 1362 (Mazzoni), introduced February 28, 1997, which would have made the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995 was vetoed by the Governor on October 11, 1997. The California State Senate had passed the Bill on September 8, 1997 and the California State Assembly had passed the Bill on September 11, 1997. It is not clear whether the Bill, if enacted, would have been constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

    Proposition 218. On November 5, 1996, the voters of the state approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

    Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

    Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 state Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the state constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the state constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi
v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

    The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

    Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

    Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

    Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.


    Local Govemments. The fiscal condition of local governments had been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local government to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval.

    Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. The entire statewide welfare system was changed in response to the change in federal welfare law enacted in 1996. California's response to the federal welfare reforms is embodied in Chapter 270, Statutes of 1997. This new basic state welfare program is called California Work Opportunity and Responsibility to Kids Act ("CalWORKs"), which replaced the former Aid to Families with Dependent Children (AFDC) and Greater Avenues to Independence
(GAIN) programs effective January 1, 1998. Consistent with the federal law, CalWORKs contain new time limits on receipt of welfare aid, both lifetime as well as for any current period on aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Administration of the new CalWORKs program is largely at the county level and counties are given financial incentives for success in this program.

    Although the longer-term impact of new federal law and CalWORKs cannot be determined until there has been more experience, the state does not presently anticipate that these new programs will have an adverse financial impact on the state's General Fund. Overall Temporary Assistance for Needy Families
(TANF) grants from the federal government are expected to equal or exceed the amounts the state would have received under the old AFDC program.

    Under current law, counties are required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs, but this mandate may be eliminated as part of the overhaul.

    In the aftermath of Proposition 13, the state provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduces mandates for local services. Many counties continue to be under severe fiscal stress. While such stress in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected.

    In November of 1994, S&P downgraded the credit rating of several California counties, including San Francisco, San Diego, Marin, Los Angeles and San Bernardino. In December of 1994 and January of 1995, S&P and Moody's, respectively, downgraded Orange County to below investment grade as a result of its bankruptcy filing (see discussion below). In August of 1995, S&P again downgraded the credit rating of Los Angeles County and replaced it on CreditWatch. Moody's also downgraded Los Angeles County. In October of 1995, S&P placed San Diego County's $449.3 million in general fund-supported debt issue on CreditWatch. During the two month period following the passage of Proposition 218 in November 1996, five of the seven California cities reviewed by the major rating agencies during such two month period had been downgraded (Los Angeles, Sacramento, San Diego, Fresno and Anaheim). In June 1998, S&P downgraded Fresno's municipal bonds, citing the County's reduced financial flexibility due to several years of budget deficit. In April 1998, each of the three major rating agencies upgraded San Diego county's credit rating, citing the County's successful sale of its troubled trash plant as a key factor in improving the County's fiscal outlook. However, in August 1998, S&P announced that San Diego County's rising debt, absent new sources of revenue, was becoming a concern, signaling a greater likelihood in the next three years of a downgrade in the County's strong credit rating.

    On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Funds") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Funds had suffered significant market losses in their investments, causing a liquidity crisis for the Funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the Funds. As of mid-January 1995, following a restructuring of most of the Funds' assets to increase their liquidity and reduce their exposure to interest rate increases, the County estimated the Funds' loss at about $1.69 billion, or 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited money in the Funds, including the County, are facing cash flow difficulties because of the bankruptcy filing and may be required to reduce programs of capital projects. This may also affect their ability to meet their outstanding obligations. In June 1996, Orange County emerged from bankruptcy protection as part of a fiscal recovery plan that included the issuance of new recovery bonds and sharp reductions in services and personnel. Moody's gave the insured recovery bonds an underlying rating of Baa and the County's general obligation bonds a Ba rating. S&P gave the recovery bonds a B underlying rating and in February 1998, Fitch assigned the bonds an underlying rating or BBB.

    State Finances. From 1990 until 1994, the state experienced the worst economic fiscal, ad budget conditions since the 1930's. Construction, manufacturing (especially aerospace), and financial services, among others, have all been severely affected. Job losses were the worst of any post-war recession.

    The state's financial condition improved markedly during the 1995-1996-97 and 1997-98 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The state's cash position also improved and no external deficit borrowing has occurred over the end of these three fiscal years.

    The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.2 billion in 1997-98) than were initially planned when the budgets were enacted. These additional funds were largely directed to school aid. The accumulated budget deficit from the recession years were finally eliminated. The Department of Finance estimates that the state's budget reserve (the SFEU) totaled $639.8 million as of June 30, 1997 and $1.782 billion at June 30, 1998.

    As a result of the deterioration in the state's budget and cash situation during the early 1990, rating agencies reduced the state's credit rating. Between October 1991 and October 1992, the ratings on the general obligation bonds was reduced by S&P from "AAA" to "A", by Moody's from "Aaa" to "Aa" and by Fitch from "AAA" to "AA". On July 15, 1994, all three of the rating agencies rating the state's long-term debt again lowered their ratings of the state's general obligation bonds. Moody's lowered its rating from "Aa" to "A1", S&P lowered its rating from "A" to "A1", and Fitch lowered its rating from "AA" to "A". In July 1996, S&P raised its rating to A from A+. In 1997, Fitch raised its rating to "AA-" from "A". In October 1998, Moody's raised its rating to Aa3 from A1. There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised or withdrawn. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the state of California, and there is no obligation on the part of the state of California, and there is no obligation on the part of the state to make payment on such obligations in the event of default.


                                 CONNECTICUT


    Connecticut's General Fund has recorded operating surpluses for each fiscal year since the year ended June 30, 1991. For the fiscal year ended June 30, 1998, the state's General Fund ran an operating surplus, based on the state's budgetary method of accounting, of approximately $312,900,000. The state's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the state. As of December 1, 1998, the state had authorized direct general obligation bond indebtedness totaling $12,398,200,000, of which $11,057,311,000 had been approved for issuance by the State Bond Commission and $9,814,857,000 had been issued. As of December 1, 1998, state direct general obligation bond indebtedness outstanding was $6,837,131,000.

    In 1995, the state established the University of Connecticut as a separate corporate entity to issue bonds and construct certain infrastructure improvements. The University is authorized to issue bonds secured by a state debt service commitment totaling $962,000,000 to finance the improvements.

    In addition, the state has limited or contingent liability on a significant amount of other bonds issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have also been issued by the cities of Bridgeport and West Haven and the Southeastern Connecticut Water Authority.

    In 1984, the state established a program to plan, construct and improve the state's transportation system (other than Bradley International Airport). The total cost of the program through June 30, 2002, is currently estimated to be $12.6 billion, to be met from federal, state, and local funds. The state expects to finance most of its $5.1 billion share of such cost by issuing $4.6 billion of special tax obligation ("STO") bonds. The STO bonds are payable solely from specified motor fuel taxes, motor vehicle receipts, and license, permit and fee revenues pledged therefor and credited to the Special Transportation Fund, which was established to budget and account for such revenues.

    The state's Department of Information Technology is reviewing the state's Year 2000 exposure and developing plans for modification or replacement of existing software that it believes will prevent significant operations problems. There is a risk that the plan will not be completed on time, that planned testing will not reveal all problems, or that systems of others on whom the state relies will not be timely remediated. If necessary remediation is not completed in a timely fashion, the Year 2000 problem may have a material impact on the operations of the state.

    The state, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the state's financial position: (i) a class action by the Connecticut Criminal Defense Lawyers Association claiming a campaign of illegal surveillance activity and seeking damages and injunctive relief; (ii) an action on behalf of all persons with traumatic brain injury who have been placed in certain state hospitals and other persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services, claiming that their constitutional rights are violated by placement in state hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services; (iii) litigation involving claims by Indian tribes to portions of the state's land area; (iv) an action by certain students and municipalities claiming that the state's formula for financing public education violates the state's Constitution and seeking a declaratory judgment and injunctive relief; and (v) an action on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" in the Greater Hartford metropolitan area.


    General obligation bonds issued by Connecticut municipalities are payable primarily only from ad valorem taxes on property subject to taxation by the municipality. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. Regional economic difficulties, reductions in revenues and increases in expenses could lead to further fiscal problems for the state and its political subdivisions, authorities and agencies. This could result in declines in the value of their outstanding obligations, reductions in their ability to pay interest and principal thereon, and increases in their future borrowing costs.

                                   FLORIDA

    Florida's constitution prohibits the levy, under the authority of the state, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an individual income tax exposes total state tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the state's ability to pay principal and interest in a timely manner.

    The Florida Constitution and Statutes mandate that the state budget as a whole, and each separate fund within the state budget, be kept in balance from currently available revenues each State fiscal year (July 1 - June 30). Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years (revenues collected in excess of the limitation are generally deposited into the Budget Stabilization Fund).


    The following data is provided by the Florida Consensus Estimating Conference, which adjusted and updated actual revenue and forecasts on March 8, 1999 in order to support the state's budgeting and planning process. For fiscal year 1998-99, the estimated General Revenue Fund and Working Capital Fund is $18.80 billion. The projected year end balance of the combined General Revenue Fund and Working Capital Fund is $573.8 million. Including the $789.6 million balance currently in the Budget Stabilization Fund, total reserves are projected to stand at $1.36 billion, or 7.5% of current year appropriations. For fiscal year 1999-2000, the estimated General Revenue Fund and Working Capital Fund is $19.35 billion, a 2.9% increase over fiscal year 1998-99. The fiscal year 1999-2000 budget includes a 4.3% increase in Net General Revenue over fiscal year 1998-99. For fiscal year 1998-99, the estimated Florida and United States unemployment rates are 5.0% and 5.1%, respectively. For fiscal year 1999-2000, the estimated Florida and United States unemployment rates are both 5.5%.


    In 1993, the state constitution was amended to limit the annual growth in the assessed valuation of residential property. This amendment may, over time, constrain the growth in property taxes, a major revenue source for local governments.

    South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and Central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the state as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The state economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors. Hurricanes are a significant threat to continuing economic activity.

                                MASSACHUSETTS

    Effective July 1, 1990, limitations were placed on the amount of direct bonds the state could have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for debt service on general obligation debt of the state (other than certain debt incurred to pay the fiscal 1990 deficit and certain Medicaid reimbursement payments for prior years) was limited to 10%. In addition, the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of debt service, is limited by "Proposition 2 1/2". Property taxes are virtually the only source of tax revenues available to cities and towns to meet local costs.

    Major infrastructure projects will continue over the next decade. A reduction in the federal contributions could increase pressure on the state and result in increased indebtedness.

    The fiscal viability of the state's authorities and municipalities is inextricably linked to that of the state. The state guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the state and their debt ratings may be adversely affected by a negative change in those of the state. Economic slowdown or increased capital spending pressures could result in local aid reductions.

                                   MICHIGAN

    Under the state Constitution, the raising of taxes by the Legislature is limited if doing so would cause the ratio of Total State Revenues (except federal aid) to Personal Income of Michigan (as such terms are defined in the state Constitution) to exceed certain limits. The only exceptions to this revenue limit are a majority approval of a referendum question or a specific emergency declared by a two-thirds vote of the Legislature. However, this limit does not apply to taxes imposed for the payment of principal and interest on bonds of the state, if the bonds are approved by voters and authorized by a vote of two-thirds of the members of each House of the Legislature and certain school district loans. Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors. The Constitution prohibits the state from reducing the proportion of total state spending paid to all local units of government, taken as a group, below that proportion in effect in the 1978-79 fiscal year. The state may not mandate new or increased levels of services to be provided by local units without making appropriations to cover any increased costs.


    Under the state Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution prohibits local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter. The Constitution also contains millage reduction provisions. Under such provisions, should the value of taxable property (exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index ("CPI"), the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the CPI rate instead of at the higher actual growth rate. The Constitution and state law also, generally, restrict the increase in the taxable value of real property, subject to ad valorem property taxes, adjusted for additions and losses, to a percentage which reflects the percentage increase in the general price level from the previous year unless ownership of the property is transferred.


                                  NEW JERSEY


    New Jersey ended Fiscal Year 1998 with a balance of $1.6 billion in its General State Funds and is projected to end Fiscal 1999 with a balance of $1.9 billion. The state's economic indicators for the two year period, 1997 through 1998, showed employment growth of 2.1%; personal income growth of 5.5%; construction job growth of 4.6%; sales of existing homes rising by 14%; and an unemployment rate dropping to 4.9%.

    On February 18, 1999, New Jersey issued $360 million of its tax-exempt general obligation bonds. Projects supported by general obligation bonds are of economic, social and environmental importance, including the construction of correctional and human service facilities, transportation projects, higher education improvements and environmental abatement projects. On December 30, 1998, the New Jersey Sports and Exposition Authority issued $100 million of its State Contract Bonds, a portion of which was used to refund its outstanding State Contract Bonds. On December 16, 1998, the New Jersey Transportation Trust Fund Authority issued $700 million State Transportation System Bonds.

    In June 1997, the New Jersey Economic Development Authority issued $2.75 billion of State Pension Funding Bonds. Proceeds of this issue were used to fully fund the state's unfunded accrued pension liability and will result in a reduction of the General Fund costs for fiscal years 1997 and 1998 of $590 million.


    Other State-related obligations include those created pursuant to the New Jersey Building Authority Act, which has the power to construct facilities for leasing to the State. On September 1, 1997, the New Jersey Building Authority issued $224 million in refunding and new state revenue bonds. The funds were applied for various projects including restoration of the State House Complex, construction of South Woods State Prison, and several renovations of municipal buildings.

    The authorizing legislation for various state entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of moral obligation bonds which may be issued by eligible state entities. Currently, there are two such entities available for state appropriations to meet moral obligations. The New Jersey Housing and Mortgage Finance Agency has not had a deficiency in a debt service reserve which required New Jersey to appropriate funds. It is anticipated that the agency's revenue will continue to be sufficient to cover debt service on its bonds. The state provides the South Jersey Port Corporation with funds to cover all debt service and property tax requirements when earned revenues are anticipated to be insufficient to cover these obligations. In the past, anticipated revenues have, in some cases, been insufficient to cover debt service and/or all property tax requirements. There are numerous other state-created entities with outstanding debt. This debt is supported by revenues derived from or assets of the various projects financed by such entities.

    The Local Budget Law imposes specific budgetary procedures upon counties and municipalities, subject to review by the Director of the Division of Local Government Services. State law also regulates the issuance of debt by counties and municipalities by limiting the amount of tax anticipation notes that may be issued and requiring their repayment within 120 days of the end of the fiscal year in which they are issued. The Local Bond Law governs the issuance of bonds and notes and bars the issuance of bonds for the payment of current expenses or to pay outstanding obligations, except where permitted by the Local Finance Board. State law also authorizes state officials to supervise fiscal administration in any municipality facing financial difficulties.

                                   NEW YORK


    The state ended its 1998-1999 fiscal year balanced on a cash basis. The reported General Fund cash balance was $892 million. This does not include $2.31 billion that the state has deposited into its tax refund reserve to pay for tax refunds in the 1999-2000 fiscal year. The state projects a General Fund balanced on a cash basis for the 1999-2000 fiscal year with total General Fund receipts projected in excess of $38 billion. The state as of May 10, 1999, projected potential budget gaps for the 2000-2001 and 2001-2002 fiscal years of $1.14 billion and $2.07 billion, respectively. The state in recent years has shown a consistent pattern of closing previously projected budget gaps.


    The fiscal stability of New York state relates, at least in part, to the fiscal stability of its localities and authorities. Various state agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the state. In some cases, the state has had to provide special assistance in recent years to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. The extent to which state agencies and local governments require state assistance to meet their financial obligations, may adversely affect the ability of the state to meet its own obligations as they become due or to obtain additional financing


    New York City currently projects revenues and expenditures for the 1999 fiscal year balanced in accordance with GAAP with total revenues projected in excess of $36 billion. The City's financial plan projects a balanced budget for the 2000 fiscal year and budget gaps of $1.8 billion, $1.9 billion and $1.8 billion for the 2001, 2002 and 2003 fiscal years, respectively. Like the state of New York, New York City has shown a pattern of consistently projecting and closing budget gaps. The City has outlined a gap-closing program which anticipates additional City agency programs to reduce expenditures or increase revenues and additional federal and state actions such as intergovernmental aid to the City. There can be no assurance that additional gap-closing measures, such as tax increases or reductions in City services, will not be required, the implementation of which could adversely affect the City's economic base, and there is no assurance that such measures will enable the City to achieve a balanced budget, as required by state law, for any of the 2000 through 2003 fiscal years.


    Implementation of the City's four-year annual financial plan is also dependent upon the City's ability to market its securities successfully in the public credit markets including its ability to issue short term notes to finance its seasonal working capital needs. The fiscal health of New York City, which is the largest issuer of municipal bonds in the country and a leading international commercial center, exerts a significant influence upon the fiscal health and bond values of issues throughout the state. Bond values of the Municipal Assistance Corporation, the state of New York, the New York Local Government Assistance Corporation, the New York State Dormitory Authority, the New York City Municipal Water Finance Authority, the New York City Transitional Finance Authority and The Metropolitan Transportation Authority would be particularly affected by serious financial difficulties encountered by New York City. The Portfolio could be expected to hold bonds issued by many, if not all of these issuers, at any given time.


    The financial condition of the state, City and other New York issuers may be affected by many economic, social, political and international factors which cannot be predicted with certainty. These factors include, but may not be limited to, litigation, collective bargaining with governmental employees,the ability of issuers to handle the "Year 2000" computer problem, changes resulting from entitlement program reforms, the receipt of intergovernmental aid, and the performance of the securities and financial sector which is disproportionately more significant to the New York economy than to the national economy. Factors particularly affecting New York City also include its ability to meet its increasing infrastructure and other capital needs in the face of rising debt service costs and limited volume capacity under state law for incurring indebtedness; and costs it may incur to achieve compliance with laws pertaining to protecting its water supply and the disposal of its solid waste.


                                     OHIO

    The state of Ohio operates on the basis of a fiscal biennium for its appropriations and expenditures. The state is effectively prohibited by law from ending a fiscal year or a biennium in a deficit position. The Governor has the power to order state agencies to operate within the state's means. The state carries out most of its operations through the General Revenue Fund ("GRF") which receives general state revenues not otherwise dedicated. GRF revenues are derived mainly from personal income and sales taxes and corporate franchise taxes. State GRF figures generally show a pattern related to national economic conditions, evident in growth and depletion of its GRF ending fund balances, with the June 30 (end of fiscal year) GRF fund balance reduced during less favorable national economic periods and increased during more favorable economic periods.


    Generally, the creditworthiness of obligations of local Ohio issuers is unrelated to that of obligations of the state of Ohio itself. The state has no responsibility to make payments on those obligations.

    Local school districts in Ohio receive a major portion (state-wide aggregate approximately 46% in recent years) of their operating moneys from state subsidiaries, but are dependent on local property taxes, and in 123 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court in 1997 concluded that aspects of the system are unconstitutional, and ordered the state to provide for and fund a system complying with the Ohio Constitution. After a further hearing, the trial court has decided that steps taken to date by the state to enhance school funding have not met the requirements of the Supreme Court decision; the state has filed a notice of appeal with the Supreme Court, and the trial court has issued a stay, pending appeal, of the implementation of the trial court's order. A small number of the state's 612 local school districts have in any year required special assistance to avoid year-end deficits.

    For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint state/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 26 cities and villages; for 20 of them the fiscal situation was resolved and the procedures terminated (one city is in preliminary "fiscal watch" status). As of July 9, 1999, the school district "fiscal emergency" provision has been applied to nine districts, and ten were on preliminary "fiscal watch" status.


                                 PENNSYLVANIA


    The General Fund, the state's largest fund, receives all tax receipts, revenues, federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 1998 with a balance of $1,958.9 million. For 1999, the Commonwealth expects an improvement in the state's financial position.


    Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the state. Some of these agencies, however, are indirectly dependent on state appropriations. state-related agencies and their outstanding debt as of June 30, 1998 include the Delaware River Joint Toll Bridge Commission ($51.4 million), the Delaware River Port Authority ($504.1 million), the Pennsylvania Economic Development Financing Authority ($1,106.4 million), the Pennsylvania Energy Development Authority ($43.1 million), the Pennsylvania Higher Education Assistance Agency ($1,633.8 million), the Pennsylvania Higher Education Facilities Authority ($3,057.6 million), the Pennsylvania Industrial Development Authority ($394.5 million), the Pennsylvania Infrastructure Investment Authority ($196.4 million), the Pennsylvania Turnpike Commission ($1,127.9 million), the Philadelphia Regional Port Authority ($59.5 milliion) and the state Public School Building Authority ($343.4 million).

    The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the state, which had $2,716.4 million in bonds outstanding at June 30, 1998, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993.


    Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For instance, County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system.


                PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

PUERTO RICO. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly the high technology area has compensated for that loss.


    The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option limited the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006.

    Also in 1996, a new Section 30A was added to the Internal Revenue Code.
Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a business. Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico has proposed that Congress permanently extend Section 30A until the Puerto Rican economy achieves certain economic improvements. Similarly, President Clinton proposed permanent extension of the Section 30A in both his 1998 and 1999 budgets. To date, however, no action has been taken.

    The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. The government of Puerto Rico has enacted its own tax incentive programs for both industrial and tourist activities.


    Puerto Ricans have periodically considered conversion to statehood and such a vote is likely again in the future. The statehood proposal was again defeated in December, 1998.

THE U.S. VIRGIN ISLANDS. The United States Virgin Islands (USVI) is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).


GUAM. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in the past few years. During its 1997 fiscal year, the government was able to make noticeable progress on its traditional budgetary problems operating with a balanced budget for that fiscal year. However, during 1998, the Japanese recession combined with the impact of typhoon Paka resulting in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar have had a negative impact on the island's economy. Based on these factors, S&P downgraded Guam's rating to BBB-from BBB with a negative outlook. There does, however, seem to be some recent improvement in the Japanese economy and the U.S. government spent an additional $225 million during 1998 to help rebuild after the typhoon.

                   APPENDIX E: TAX EQUIVALENT YIELD TABLES


    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt bonds yielding from 4% to 7% (6% for Pennsylvania) utilizing the regular 1999 federal income tax, and state and local tax rates (unless otherwise noted).


Note: The federal income tax portion of the indicated combined income tax brackets in the tables does not take into account the effect of a reduction in the deductibility of itemized deductions (including applicable state and local taxes) for taxpayers with adjusted gross income in excess of $126,600. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $126,600 and joint filers with adjusted gross income in excess of $189,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated in the tables.

Yields shown are for illustration purposes only and are not meant to represent a Fund's actual yield. No assurance can be given that any specific tax exempt yield will be achieved. While it is expected that each Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and applicable state and local taxes described in the Prospectus, other income received by a Portfolio and allocated to a Fund may be taxable. The tables do not take into account state or local taxes, if any, payable on Fund distributions except for those described in the footnote to the tables. Also, the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth herein is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                                                            CALIFORNIA

                                                                                    A FEDERAL AND CALIFORNIA STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     CA STATE       ------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------   ------------------------------------------------------------
           Up to $ 25,750          Up to $ 43,050       20.10%         5.01%    5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
      $ 25,751 - $ 62,450     $ 43,051 - $104,050       34.70          6.13     6.89     7.66     8.42     9.19     9.95    10.72
      $ 62,451 - $130,250     $104,051 - $158,550       37.42          6.39     7.19     7.99     8.79     9.59    10.39    11.19
      $130,251 - $283,150     $158,551 - $283,150       41.95          6.89     7.75     8.61     9.47    10.34    11.20    12.06
            Over $283,150           Over $283,150       45.22          7.30     8.21     9.13    10.04    10.95    11.87    12.78

* Net amount subject to federal and California personal income tax after deductions and exemptions.


+ The combined tax brackets are calculated using the highest California state rate within the bracket. Taxpayers with taxable income within each bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that California taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined tax bracket and taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.


                                                            CONNECTICUT
                                                      COMBINED                      A FEDERAL AND CONNECTICUT STATE
                                                    FEDERAL AND                          TAX EXEMPT YIELD OF:
     SINGLE RETURN             JOINT RETURN           CT STATE         4%      4.5%      5%      5.5%      6%      6.5%      7%
------------------------  ----------------------                    ---------------------------------------------------------------
               (TAXABLE INCOME*)                    TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------------------  ----------------  ---------------------------------------------------------------
        Up to $ 25,750            Up to $ 43,050       18.83%          4.93%    5.54%    6.16%    6.78%    7.39%    8.01%    8.62%
   $ 25,751 - $ 62,450       $ 43,051 - $104,050       31.24           5.82     6.54     7.27     8.00     8.73     9.45    10.18
   $ 62,451 - $130,250       $104,051 - $158,550       34.11           6.07     6.83     7.59     8.35     9.11     9.86    10.62
   $130,251 - $283,150       $158,551 - $283,150       38.88           6.54     7.36     8.18     9.00     9.82    10.63    11.45
         Over $283,150             Over $283,150       42.32           6.93     7.80     8.67     9.54    10.40    11.27    12.14

* Net amount subject to federal and Connecticut personal income tax after deductions and exemptions.

+ The combined federal and Connecticut tax brackets are calculated using the highest Connecticut tax rate within each bracket, reduced by available tax credits. Taxpayers with taxable income within these brackets may have a lower combined tax bracket and taxable equivalent yield than indicated above. Tax credits reduce the effective Connecticut tax rate for single filers with taxable income up to $52,500 and joint filers up to $100,500. The combined tax brackets assume that Connecticut taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

                                                              FLORIDA
                                                           YOU ARE IN
                                                             THIS
  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON     FEDERAL                 IN YOUR BRACKET, A TAX-FREE YIELD OF
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*       BRACKET       4%      4.5%      5%      5.5%      6%     6.5%     7%
------------------------------  --------------------------  -----------  ----------------------------------------------------------
                                                                               EQUALS THAT OF A TAXABLE INVESTMENT YIELDING
              Up to $ 25,750              Up to $ 43,050     15.00%       4.71%    5.29%    5.88%    6.47%   7.06%   7.65%   8.24%
         $ 25,751 - $ 62,450         $ 43,051 - $104,050     28.00        5.56     6.25     6.94     7.64    8.33    9.03    9.72
         $ 62,451 - $130,250         $104,051 - $158,550     31.00        5.80     6.52     7.25     7.97    8.70    9.42   10.14
         $130,251 - $283,150         $158,551 - $283,150     36.00        6.25     7.03     7.81     8.59    9.38   10.16   10.94
               Over $283,150               Over $283,150     39.60        6.62     7.45     8.28     9.11    9.93   10.76   11.59

  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*                  4%      4.5%      5%      5.5%      6%     6.5%     7%
------------------------------  --------------------------        ----------------------------------------------------------------
                                                                  TAX EQUIVALENT YIELD REFLECTING EXEMPTION FROM INTANGIBLES TAX:**
           Up to $ 25,750              Up to $ 43,050                  4.89%    5.48%    6.06%    6.65%   7.24%   7.83%   8.42%
      $ 25,751 - $ 62,450         $ 43,051 - $104,050                  5.77     6.47     7.16     7.85    8.55    9.24    9.94
      $ 62,451 - $130,250         $104,051 - $158,550                  6.02     6.75     7.47     8.19    8.92    9.64   10.37
      $130,251 - $283,150         $158,551 - $283,150                  6.49     7.27     8.05     8.83    9.62   10.40   11.18
            Over $283,150               Over $283,150                  6.88     7.71     8.53     9.36   10.19   11.02   11.84


 * Net amount subject to federal personal income tax after deductions and exemptions.


** A Florida intangibles tax on personal property of $1.50 per $1,000 is generally imposed after exemptions on the value of stocks, bonds, other evidences of indebtedness and mutual fund shares. An example of the effect of the Florida intangibles tax on the tax brackets of Florida taxpayers is as follows. A $10,000 investment subject to the tax would require payment of $15 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $15/$550 or 2.73%. If a taxpayer were in the 36% federal income tax bracket, assuming the intangibles taxes were deducted as an itemized deduction on the federal return, the taxpayer would be on a combined federal and Florida state tax bracket of 37.73% [36% + (1 - .36) X 2.73%] with respect to such investment. A Florida taxpayer whose intangible personal property is exempt or partially exempt from tax due to the availability of exemptions will have a lower taxable equivalent yield than indicated above.


                                                           MASSACHUSETTS
                                                                                A FEDERAL AND MASSACHUSETTS STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
    SINGLE RETURN            JOINT RETURN        FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------  ----------------------    MA STATE     --------------------------------------------------------------------
              (TAXABLE INCOME)*                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------
        Up to $ 25,750          Up to $ 43,050      20.06%       5.00%     5.63%     6.25%     6.88%     7.51%     8.13%     8.76%
   $ 25,751 - $ 62,450     $ 43,051 - $104,050      32.28        5.91      6.65      7.38      8.12      8.86      9.60     10.34
   $ 62,451 - $130,250     $104,051 - $158,550      35.11        6.16      6.93      7.70      8.48      9.25     10.02     10.79
   $130,251 - $283,150     $158,551 - $283,150      39.81        6.65      7.48      8.31      9.14      9.97     10.80     11.63
         Over $283,150           Over $283,150      43.19        7.04      7.92      8.80      9.68     10.56     11.44     12.32

* Net amount subject to federal and Massachusetts personal income tax after deductions and exemptions.


+ The combined tax rates include a Massachusetts tax rate of 5.95% (effective January 1, 1999) applicable to taxable bond interest and dividends, and assume that Massachusetts taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36%, and 39.6%, over the same ranges of income.


                                                             MICHIGAN
                                                                                     A FEDERAL AND MICHIGAN STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
     SINGLE RETURN            JOINT RETURN          FEDERAL AND        4%      4.5%      5%      5.5%      6%      6.5%      7%
-----------------------  -----------------------      MI STATE        -------------------------------------------------------------
               (TAXABLE INCOME*)                    TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------------------  ----------------    -------------------------------------------------------------
         Up to $ 25,750           Up to $ 43,050       19.59%          4.97%    5.60%    6.22%    6.84%    7.46%    8.08%    8.71%
    $ 25,751 - $ 62,450      $ 43,051 - $104,050       31.89           5.87     6.61     7.34     8.07     8.81     9.54    10.28
    $ 62,451 - $130,250      $104,051 - $158,550       34.73           6.13     6.89     7.66     8.43     9.19     9.96    10.72
    $130,251 - $283,150      $158,551 - $283,150       39.46           6.61     7.43     8.26     9.08     9.91    10.74    11.56
          Over $283,150            Over $283,150       42.86           7.00     7.88     8.75     9.63    10.50    11.38    12.25

* Net amount subject to federal and Michigan personal income tax after deductions and exemptions.

+ The combined tax brackets include a Michigan tax rate of 4.4%, Michigan City income tax rate of 1% (which may vary by city) and assume that Michigan state and local taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

                                                            NEW JERSEY

                                                                                  A FEDERAL AND NEW JERSEY STATE
                                                   COMBINED                            TAX EXEMPT YIELD OF:
     SINGLE RETURN            JOINT RETURN        FEDERAL AND       4%       4.5%       5%       5.5%      6%      6.5%      7%
------------------------  ---------------------    NJ STATE     -------------------------------------------------------------------
               (TAXABLE INCOME)*                 TAX BRACKET+               IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------------  -------------  -------------------------------------------------------------------
          Up to $ 25,750         Up to $ 43,050      16.49%        4.79%     5.39%     5.99%     6.59%     7.18%    7.78%    8.38%
     $ 25,751 - $ 62,450    $ 43,051 - $104,050      31.98         5.88      6.62      7.35      8.09      8.82     9.56    10.29
     $ 62,451 - $130,250    $104,051 - $158,550      35.40         6.19      6.97      7.74      8.51      9.29    10.06    10.84
     $130,251 - $283,150    $158,551 - $283,150      40.08         6.68      7.51      8.34      9.18     10.01    10.85    11.68
           Over $283,150          Over $283,150      43.45         7.07      7.96      8.84      9.73     10.61    11.49    12.38

* Net amount subject to federal and New Jersey personal income tax after deductions and exemptions.

+ The combined federal and New Jersey tax brackets are calculated using the highest New Jersey tax rate applicable within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that New Jersey taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield then those indicated above. The applicable federal tax rates within the brackets are 15%, 28%,
  31%, 36% and 39.6%, over the same ranges of income.

                                                             NEW YORK
                                                  COMBINED
                                                  FEDERAL,
     SINGLE RETURN           JOINT RETURN         NY STATE       A FEDERAL, NEW YORK STATE AND NEW YORK CITY TAX EXEMPT YIELD OF:
-----------------------  ---------------------   AND NY CITY   --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+       4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------------------------------  -------------  --------------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
         Up to $ 25,750         Up to $ 43,050     23.63%        5.24%     5.89%     6.55%     7.20%     7.86%     8.51%     9.17%
    $ 25,751 - $ 62,450    $ 43,051 - $104,050     35.35         6.19      6.96      7.73      8.51      9.28     10.05     10.83
    $ 62,451 - $130,250    $104,051 - $158,550     38.04         6.46      7.26      8.07      8.88      9.68     10.49     11.30
    $130,251 - $283,150    $158,551 - $283,150     42.53         6.96      7.83      8.70      9.57     10.44     11.31     12.18
          Over $283,150          Over $283,150     45.77         7.38      8.30      9.22     10.14     11.06     11.98     12.91

* Net amount subject to federal, New York state and New York City personal income tax (including New York City personal income tax surcharges) after deductions and exemptions. New York City tax rate is effective with year beginning in 1999.

+ The first combined tax bracket is calculated using the highest state rate (6.85%) and the highest city rate (including surcharges) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable state and city rates are at their maximum (6.85% and 4.457%, respectively) throughout all other brackets. The applicable federal tax rates within each of these combined tax brackets are 15%, 28%, 31%, 36%, and 39.6% over the same ranges of income.

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt bonds yielding from 4% to 7% under the regular 1999 federal income tax and 1998 New York state income tax laws.

                                                  COMBINED
     SINGLE RETURN           JOINT RETURN        FEDERAL AND            A FEDERAL AND NEW YORK STATE TAX EXEMPT YIELD OF:
-----------------------  ---------------------    NY STATE     --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+       4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------------------------------  -------------  --------------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
         Up to $ 25,750         Up to $ 43,050     20.82%        5.05%     5.68%     6.31%     6.95%     7.58%     8.21%     8.84%
    $ 25,751 - $ 62,450    $ 43,051 - $104,050     32.93         5.96      6.71      7.46      8.20      8.95      9.69     10.44
    $ 62,451 - $130,250    $104,051 - $158,550     35.73         6.22      7.00      7.78      8.56      9.34     10.11     10.89
    $130,251 - $283,150    $158,551 - $283,150     40.38         6.71      7.55      8.39      9.23     10.06     10.90     11.74
          Over $283,150          Over $283,150     43.74         7.11      8.00      8.89      9.78     10.66     11.55     12.44

* Net amount subject to federal and New York state and personal income tax after deductions and exemptions.

+ The first combined tax bracket is calculated using the highest New York state rate (6.85%) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable state rate is the maximum rate, 6.85%, throughout all other brackets. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36%, and 39.6% over the same ranges of income.

                                                               OHIO

                                                  COMBINED
     SINGLE RETURN           JOINT RETURN        FEDERAL AND              A FEDERAL AND OHIO STATE TAX EXEMPT YIELD OF:
-----------------------  ---------------------   OHIO STATE    --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+       4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------------------------------  -------------  --------------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
         Up to $ 25,750         Up to $ 43,050     19.42%        4.96%     5.58%     6.21%     6.83%     7.45%     8.07%     8.69%
    $ 25,751 - $ 62,450    $ 43,051 - $104,050     32.97         5.97      6.71      7.46      8.21      8.95      9.70     10.44
    $ 62,451 - $130,250    $104,051 - $158,550     35.76         6.23      7.01      7.78      8.56      9.34     10.12     10.90
    $130,251 - $283,150    $158,551 - $283,150     40.80         6.76      7.60      8.45      9.29     10.14     10.98     11.82
          Over $283,150          Over $283,150     44.13         7.16      8.05      8.95      9.84     10.74     11.63     12.53


* Net amount subject to federal and Ohio personal income tax after deductions and exemptions.


+ The combined tax brackets are calculated using the highest Ohio state rate within the bracket. The combined tax brackets assume that Ohio taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above.
  The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. These rates are before annual tax roll-backs.


                                                           PENNSYLVANIA
                                                                                       TAXABLE YIELD NEEDED TO MATCH 6% FREE OF
                                                                                   ------------------------------------------------
                                                                                                                   FEDERAL, STATE,
                  TAXABLE INCOME                                                     FEDERAL     FEDERAL, STATE      COUNTY AND
---------------------------------------------------     FEDERAL         STATE       AND STATE      AND COUNTY       PHILADELPHIA
      SINGLE RETURN              JOINT RETURN         INCOME TAX     INCOME TAX       TAXES        TAXES (1)          TAXES (2)
--------------------------  -----------------------  -------------  -------------  -----------  ----------------  -----------------
            Up to $ 25,750           Up to $ 43,050     15.00%          2.80%         7.26%           7.80%             8.23%
       $ 25,751 - $ 62,450      $ 43,051 - $104,050     28.00           2.80          8.57            9.20              9.72
       $ 62,451 - $130,250      $104,051 - $158,550     31.00           2.80          8.95            9.60             10.15
       $130,251 - $283,150      $158,551 - $283,150     36.00           2.80          9.65           10.36             10.93
             Over $283,150            Over $283,150     39.60           2.80         10.22           10.97             11.59


Equivalent yields are based on a fixed $1,000 investment with all taxes deducted from income. Included in all areas are the effects of: federal income tax and a 2.8% Pennsylvania income tax. (1) Includes a 4 mil county personal property tax imposed by most counties; and (2) Includes a 4 mil county personal property tax and a 4.79% Philadelphia school income tax. The equivalent yields assume that the Pennsylvania state and local taxes referred to above are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher equivalent yield than indicated.


                             APPENDIX F: RATINGS

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

----------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of a Portfolio's fiscal year end.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short-term credit risk and long-term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short-term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                                  FITCH IBCA

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Each Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        August 1, 1999

                                 EATON VANCE
                  NATIONAL LIMITED MATURITY MUNICIPALS FUND

                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265


    This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                                                          Page


Strategies and Risks ...............................................        2
Investment Restrictions ............................................        7
Management and Organization ........................................        8
Investment Advisory and Administrative Services ....................       12
Other Service Providers ............................................       13
Purchasing and Redeeming Shares ....................................       14
Sales Charges ......................................................       15
Performance ........................................................       19
Taxes ..............................................................       20
Portfolio Security Transactions ....................................       22
Financial Statements ...............................................       24


Appendices:
A: Class A Fees, Performance and Ownership .........................      a-1
B: Class B Fees, Performance and Ownership .........................      b-1
C: Class C Fees, Performance and Ownership .........................      c-1
D: Tax Equivalent Yield Table ......................................      d-1
E: Ratings .........................................................      e-1

    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS


MUNICIPAL OBLIGATIONS. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds). In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.


    The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations are dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

ISSUER CONCENTRATION. The Portfolio may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

DURATON. In pursuing its investment objective, the Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the investment adviser's opinion, is a more accurate measure of a municipal obligation's sensitivity to changes in interest rates. In computing the duration of its portfolio, the Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

MUNICIPAL LEASES. The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

CREDIT QUALITY. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

    Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

    The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

WHEN-ISSUED SECURITIES. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline.

LIQUIDITY AND PROTECTIVE PUT OPTIONS. The Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.


INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


ILLIQUID OBLIGATIONS. At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

    The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

SECURITIES LENDING. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CTFC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    The Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

ASSET COVERAGE REQUIREMENTS. Transactions involving when-issued securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

DIVERSIFIED STATUS. The Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because municipal debt obligations are not voting securities).


TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


PORTFOLIO TURNOVER. The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

    (1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio without approval by the Fund or its other investors. The Fund and the Portfolio will not:

    (a) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

    (b) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent the eligible buyers became uninterested in purchasing such securities.

    Neither the Fund nor the Portfolio will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, the Fund or the Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. The Fund and the Portfolio reserve the right to invest more than 25% of total assets in each of these sectors.

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

    Whenever an investment policy or investment restriction set forth in the prospectus or in this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Moreover, the Fund and the Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                         MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees and officers of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust, or the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (38), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July 1997 to April 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July 1997 to April 1999). Executive Vice President of Smith Barney Mutual Funds (from July 1994 to June 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 1301 Avenue of the Americas, New York, New York 10019

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (57), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance, EVC and
  EV, and a Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick-Cendant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Street, Westwood, Massachusetts 02090

NORTON H. REAMER (63), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms). Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (41), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS J. FETTER (55), President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR. (39), Vice President of the Portfolio
Vice President of BMR and Eaton Vance since January, 1996. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (42), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (54), Treasurer
Vice President of BMR and Eaton Vance. Officer of various other investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (58), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance and EVC since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (63), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (36), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (42), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended March 31, 1999, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio, and for the year ended December 31, 1998, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                SOURCE OF              JESSICA M.      DONALD R.       SAMUEL L.       NORTON H.        LYNN A.         JACK L.
               COMPENSATION          BIBLIOWICZ(6)       DWIGHT        HAYES, III        REAMER         STOUT(6)        TREYNOR
                ---------               -------         -------         -------         -------         -------         -------
Trust(2) ...........................    $   644         $    669        $    675        $    623        $   689         $    704
Portfolio...........................        239              335(3)          386             374            272              392
Trust and Fund Complex .............     33,334          160,000(4)      170,000(5)      160,000         32,842          170,000

----------
(1) As of August 1, 1999, the Eaton Vance fund complex consists of 154 registered investment companies or series thereof.
(2) The Trust consisted of 10 Funds as of March 31, 1999.
(3) Includes $173 of deferred compensation.
(4) Includes $60,000 of deferred compensation.
(5) Includes $41,563 of deferred compensation.
(6) Ms. Bibliowicz and Ms. Stout were elected Trustees on October 30, 1998.

ORGANIZATION. The Fund is a series of the Trust, which is organized under Massachusetts law as a business trust and is operated as an open-end management investment company. The Fund established multiple classes of shares on June 27, 1996. The Fund established Class C on April 1, 1998. Class A and Class B were known as Class II and Class I of the Fund prior to such date. Class C is the successor to the operations of a separate series of the Trust.


    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    The Portfolio is organized as a trust under the laws of the state of New York and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities.


    For a description of the compensation that the Portfolio pays BMR, see the prospectus. On March 31, 1999, the Portfolio had net assets of $89,966,394. For the fiscal years ended March 31, 1999, 1998 and 1997, the Portfolio paid BMR advisory fees of $433,524, $466,594 and $575,268, respectively (equivalent to 0.48% of the Portfolio's average net assets for each such year).


    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. BMR, Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Benjamin A. Rowland, Jr., John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EXPENSES. The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.

                           OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter, and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice Presidents of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portoflio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Fund.

                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plans for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minumum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B and Class C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, accounting firms and consulting firms providing services to Eaton Vance and the Eaton Vance Funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company (or series or class thereof) with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


CONVERSION FEATURE. Class B shares held for the longer of (i) four years or
(ii) the time at which the CDSC applicable to such shares expires (the "holding period") will automatically convert to Class A shares. Such conversion will occur on or about the eighteenth day of the month in which the holding period expires. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

DISTRIBUTION AND SERVICE PLANS. The Trust has adopted a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that the Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the principal underwriter and investment dealers in amounts not expected to exceed .15% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. However, the Class A Plan authorizes the Trustees of the Trust to increase payments without action by Class A shareholders, provided that the aggregate amount of payments made in any fiscal year does not exceed .25% of average daily net assets. For the service fees paid by Class A shares, see Appendix A.

    The Trust has also adopted compensation-type Distribution Plans ("Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. The Class B and Class C Plans are designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B and Class C Plans provide that the Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions), the Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .85% of the purchase price of the shares sold by such dealer, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission as reimbursement for the sales commissions paid to investment dealers at the time of sale. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plans provide that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B and Class C shares, see Appendix B and Appendix C, respectively.


    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.

    The Class B and Class C Plans also authorizes each Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Class B and Class C Plans by authorizing each Class B and Class C to make quarterly service fee payments to the principal underwriter and investment dealers in amounts not expected to exceed .15% of the average daily net assets for any fiscal year which is based on the value of Class B and Class C shares sold by such persons and remaining outstanding for at least 12 months. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .15% of the purchase price of the Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of .15% of the value of Class C shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid by Class B and Class C shares, see Appendix B and Appendix C, respectively.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B and Class C Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Class A, Class B and Class C Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A, Class B and Class C Plans were approved by the Trustees, including the Plan Trustees, on June 23, 1997.

    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B and Class C Plans will compensate the principal underwriter for its services and expenses in distributing those classes of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes, (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum initial sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of any CDSC at the end of the period. The Fund may also publish total return figures for each Class based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For information concerning the total return of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    Yield is computed separately for each Class of the Fund pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum initial sales charge for Class A shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. The yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed on certain redemptions at the rates set forth under "Sales Charges" in the prospectus. Yield calculations assume the current maximum sales charge for Class A shares set forth under "Sales Charges" in the prospectus. (Actual yield may be affected by variations in sales charges on investments.) A taxable-equivalent yield is computed by dividing the tax-exempt yield by one minus a stated rate.

    The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Trust (or Principal Underwriter) may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, ratings, charts and/ or illustrations prepared by independent sources, (such as Lipper Inc., Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Trust may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effect on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds, and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        -- cost associated with aging parents;
        -- funding a college education (including its actual and estimated cost);
        -- health care expenses (including actual and projected expenses);
        -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.


    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended March 31, 1999. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code
Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities, and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its RIC status.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if (i) the shareholder is engaged in a trade or business in the United States, (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

STATE, LOCAL AND FOREIGN TAXES
    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders, with respect to net tax exempt income earned, the percentage representing the proportionate ratio of such income earned in each state.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including state obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities market, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    The Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or Eaton Vance may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized invesment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended March 31, 1999, 1998 and 1997, the Portfolio paid brokerage commissions of $8,942, $14,673 and $61,353, respectively, on portfolio security transactions aggregating approximately $184,846,877, $242,021,306 and $477,279,677, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                             FINANCIAL STATEMENTS

    The audited financial statements of and independent auditors' reports for, the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders, which is incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended March 31, 1999, as previously filed electronically with the Commission (Accession No. 00001047469-99-022825).

                                  APPENDIX A

                   CLASS A FEES, PERFORMANCE AND OWNERSHIP


SERVICE FEES
    During the fiscal year ended March 31, 1999, Class A made service fee payments under the Plan aggregating $97,308, of which $86,436 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with the sales of Class A shares during the fiscal year ended March 31, 1999 was $60,134, of which $2,943 was received by the principal underwriter. For the fiscal year ended March 31, 1999, investment dealers received $57,191 from the total sales charges.

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, Class A paid the principal underwriter $897.50 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average total return on a hypothetical investment in shares of $1,000. Total return for the period prior to June 27, 1996 reflects the total return of Class B adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 2.25%. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


                                                    VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/99     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of Fund                   5/22/92        $977.52        $1,414.50       44.70%          5.53%         41.45%         5.18%
5 Years Ended 3/31/99          3/31/94        $977.86        $1,270.91       29.97%          5.38%         27.09%         4.91%
1 Year Ended 3/31/99           3/31/98        $977.81        $1,015.88        3.89%          3.89%          1.59%         1.59%

----------
* Class A shares were established June 27, 1996.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at July 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of July 1, 1999, Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL and Mars & Co., Boston, MA were the record owners of approximately 19% and 9.3%, respectively, of the outstanding Class A shares which are held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more the Fund's outstanding Class A shares as of such date.

                                  APPENDIX B


                   CLASS B FEES, PERFORMANCE AND OWNERSHIP

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1999, the principal underwriter paid to investment dealers sales commissions of $28,055 on sales of Class B shares. During the same period, the Fund made distribution payments to the principal underwriter under the Distribution Plan aggregating $54,772 and the principal underwriter received approximately $20,000 in CDSCs imposed on early redeeming shareholders. These distribution payments and CDSC payments reduced uncovered distribution charges under the Plan. As at March 31 1999, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $352,000 (which amount was equivalent to 6.4% of the net assets attributable to Class B on such day). During the fiscal year ended March 31, 1999, Class B made service fee payments to the principal underwriter and investment dealers aggregating $12,171 of which $12,156 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, the Fund paid the principal underwriter $190.00 for repurchase transactions handled by the principal underwriter.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.


                                                    VALUE OF A $1,000 INVESTMENT

                                              VALUE OF         VALUE OF
                                               INVEST-          INVEST-
                                             MENT BEFORE      MENT AFTER        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            DEDUCTING THE    DEDUCTING THE       DEDUCTING THE CDSC          DEDUCTING THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF       CDSC ON          CDSC ON      --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT       3/31/99          3/31/99       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the
Fund              5/22/92       $1,000        $1,419.96        $1,419.96        42.00%        5.24%         42.00%        5.24%
5 Years Ended
3/31/99           3/31/94       $1,000        $1,275.38        $1,275.38        27.54%        4.99%         27.54%        4.99%
1 Year Ended
3/31/99           3/31/98       $1,000        $1,032.94        $1,003.20         3.29%        3.29%          0.32%        0.32%


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at July 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of July 1, 1999, Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, and CIBC World Markets Corp., New York, NY were the record owners of approximately 1.7% and 8.7%, respectively, of the outstanding Class B shares which are held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more the Fund's outstanding Class B shares as of such date.

                                  APPENDIX C


                   CLASS C FEES, PERFORMANCE AND OWNERSHIP

DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended March 31, 1999, the principal underwriter paid to investment dealers sales commissions of $68,717 on sales of Class C shares. During the same period, the Fund made distribution payments to the principal underwriter under the Distribution Plan aggregating $72,138 and the principal underwriter received approximately $1,000 in CDSCs imposed on early redeeming shareholders. These distribution payments and CDSC payments reduced uncovered distribution charges under the Plan. As at March 31, 1999, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $4,502,000 (which amount was equivalent to 40% of the net assets attributable to Class C on such day). During the fiscal year ended March 31, 1999, Class C made service fee payments to the principal underwriter and investment dealers aggregating $20,422 of which $11,366 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, Class C paid the principal underwriter $150.00 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to April 1, 1998 reflects the total return of the predecessor to Class
C. Total return prior to December 8, 1993 reflects the total return of Class B, adjusted to reflect the Class C sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/ or service fees). If such adjustments were made, the Class C total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


                                                    VALUE OF A $1,000 INVESTMENT

                                               VALUE OF         VALUE OF
                                              INVESTMENT       INVESTMENT       TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                BEFORE           AFTER               DEDUCTING                   DEDUCTING
                                               DEDUCTING       DEDUCTING              THE CDSC                    THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF       THE CDSC         THE CDSC     --------------------------  --------------------------
   PERIOD*          DATE       INVESTMENT     ON 3/31/99       ON 3/31/99     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  ------------  ---------------  --------------  ------------  ------------  ------------  ------------
Life of Fund      5/22/92        $1,000        $1,400.34       $1,400.34        40.03%        5.03%         40.03%        5.03%
5 Years Ended
3/31/99           3/31/94        $1,000        $1,260.85       $1,260.85        26.08%        4.74%         26.08%        4.74%
1 Year Ended
3/31/99           3/31/98        $1,000        $1,032.36       $1,022.46         3.24%         3.24%         2.25%        2.25%


------------
* Predecessor Fund commenced operations on December 8, 1993.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at July 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class C shares of the Fund. As of July 1, 1999, Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL and Donaldson Lufkin Jenrette Securities Corporation, Jersey City, NJ were the record owners of approximately 40.0% and 8.1%, respectively, of the outstanding Class C shares which are held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more the Fund's outstanding Class C shares as of such date.

                    APPENDIX D: TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields to those of tax-exempt bonds yielding from 4% to 7% under the regular federal income tax laws and tax rates applicable to 1999.

                                              MARGINAL
    SINGLE RETURN         JOINT RETURN        INCOME                                   TAX-EXEMPT YIELD
---------------------  -------------------      TAX      --------------------------------------------------------------------------
            (TAXABLE INCOME)*                 BRACKET       4%        4.5%        5%        5.5%        6%        6.5%        7%
------------------------------------------  -----------  --------------------------------------------------------------------------
                                                                                  Equivalent Taxable Yield
       Up to $ 25,750       Up to $ 43,050    15.00%       4.71%      5.29%      5.88%       6.47%      7.06%      7.65%     8.24%
    $ 25,751-$ 62,450    $ 43,051-$104,050    28.00        5.56       6.25       6.94        7.64       8.33       9.03      9.72
    $ 62,451-$130,250    $104,051-$158,550    31.00        5.80       6.52       7.25        7.97       8.70       9.42     10.14
    $130,251-$283,150    $158,551-$283,150    36.00        6.25       7.03       7.81        8.59       9.38      10.16     10.94
        Over $283,150        Over $283,150    39.60        6.62       7.45       8.28        9.11       9.93      10.76     11.59
------------------------------------------  -----------  --------------------------------------------------------------------------

* Net amount subject to federal personal income tax after deductions and exemptions.

 Note: The above indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $126,600. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with adjusted gross incomes in excess of $126,600 and joint filers with adjusted gross income in excess of $189,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                             APPENDIX E: RATINGS

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

----------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short-term credit risk and long-term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short-term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                                  FITCH IBCA

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                           PART C - OTHER INFORMATION

ITEM 23.    EXHIBITS

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Investment Trust dated January 11, 1993, filed as Exhibit (1)(a) to
            Post-Effective   Amendment  No.  34  and   incorporated   herein  by
            reference.

     (2) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated June 26, 1996 filed as Exhibit
            (a)(3) to Post-Effective Amendment No. 41 and incorporated herein by reference.

  (b)(1)    By-Laws  as  amended  March  30,  1992  filed as  Exhibit  (2)(a) to
            Post-Effective   Amendment  No.  34  and   incorporated   herein  by
            reference.

     (2) Amendment to By-Laws of Eaton Vance Investment Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.

  (c)       Reference is made to Item 23(a) and 23(b) above.

  (d)       Not applicable

  (e)(1) Distribution Agreement between Eaton Vance Investment Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated April 15, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 34 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 35 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) and
            incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Investment Trust (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995 with attached schedules (including Amended Schedule A) filed as Exhibit (9) to Post-Effective Amendment No. 34 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (2)    Transfer  Agency  Agreement  dated  January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

  (i)(1) Opinion of Internal Counsel filed as Exhibit (10) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (2)    Consent of Counsel filed herewith.

  (j)(1) Consent of Independent Auditors for Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Connecticut Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance Michigan Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund filed herewith.

     (2) Consent of Independent Auditors for Eaton Vance National Limited Maturity Municipals Fund filed herewith.

  (k)       Not applicable

  (l)       Not applicable

  (m)(1) Eaton Vance Investment Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (2) Eaton Vance Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (3) Eaton Vance Investment Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 39 and incorporated herein by reference.

  (n)       Not applicable

  (o) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 39 and incorporated herein by reference.

  (p)(1) Power of Attorney for Eaton Vance Investment Trust dated April 22, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 38 and incorporated herein by reference.

        (a) Power of Attorney for Eaton Vance Investment Trust dated November 16, 1998 filed as Exhibit (p)(1)(a) to Post-Effective Amendment No. 41 and incorporated herein by reference.

     (2)    Power  of  Attorney  for  California  Limited  Maturity   Municipals
            Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio, dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 38 and incorporated herein by reference.

        (a) Power  of  Attorney  for  California  Limited  Maturity   Municipals
            Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio dated November 16, 1998 filed as Exhibit (p)(2)(a) to Post-Effective Amendment No. 41 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930) and BMR (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund         Eaton Vance Municipals Trust II
Eaton Vance Growth Trust                               Eaton Vance Mutual Funds Trust
Eaton Vance Income Fund of Boston                      Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund    Eaton Vance Special Investment Trust

                                       C-3

Eaton Vance Investment Trust                           EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust

     (b)

         (1)                             (2)                               (3)
  Name and Principal            Positions and Offices             Positions and Offices
  Business Address*           with Principal Underwriter             with Registrant
  -----------------           --------------------------             ---------------
  Albert F. Barbaro                 Vice President                         None
      Chris Berg                    Vice President                         None
   Kate B. Bradshaw                 Vice President                         None
     Mark Carlson                   Vice President                         None
  Daniel C. Cataldo                 Vice President                         None
     Raymond Cox                    Vice President                         None
    Peter Crowley                   Vice President                         None
   Anthony DeVille                  Vice President                         None
    Mark P. Doman                   Vice President                         None
    Alan R. Dynner                  Vice President                      Secretary
  Richard A. Finelli                Vice President                         None
     Kelly Flynn                    Vice President                         None
     James Foley                    Vice President                         None
  Michael A. Foster                 Vice President                         None
  William M. Gillen             Senior Vice President                      None
  Hugh S. Gilmartin                 Vice President                         None
   James B. Hawkes           Vice President and Director        Vice President and Trustee
   Perry D. Hooker                  Vice President                         None
     Brian Jacobs               Senior Vice President                      None
    Thomas P. Luka                  Vice President                         None
     John Macejka                   Vice President                         None
    Stephen Marks                   Vice President                         None
 Joseph T. McMenamin                Vice President                         None
  Morgan C. Mohrman             Senior Vice President                      None
  James A. Naughton                 Vice President                         None
    Joseph Nelson                   Vice President                         None
    Mark D. Nelson                  Vice President                         None
   Linda D. Newkirk                 Vice President                         None
  James L. O'Connor                 Vice President                      Treasurer
     Andrew Ogren                   Vice President                         None
     Thomas Otis                 Secretary and Clerk                       None
  George D. Owen, II                Vice President                         None
    Margaret Pier                   Vice President                         None
  Enrique M. Pineda                 Vice President                         None
 F. Anthony Robinson                Vice President                         None
    Frances Rogell                  Vice President                         None
    Jay S. Rosoff                   Vice President                         None
 Benjamin A. Rowland, Jr.   Vice President, Treasurer and Director         None
   Stephen M. Rudman                 Vice President                        None
    Kevin Schrader                  Vice President                         None
  Teresa A. Sheehan                 Vice President                         None
   William M. Steul          Vice President and Director                   None
Cornelius J. Sullivan           Senior Vice President                      None
     Peter Sykes                    Vice President                         None
    David M. Thill                  Vice President                         None
   John M. Trotsky                  Vice President                         None
    Jerry Vainisi                   Vice President                         None
      Chris Volf                    Vice President                         None
 Wharton P. Whitaker            President and Director                     None
      Sue Wilder                    Vice President                         None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on July 21, 1999.

                                   EATON VANCE INVESTMENT TRUST

                                   By:  THOMAS J. FETTER*
                                        ------------------------------------
                                        Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     California Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   CALIFORNIA LIMITED MATURITY
                                        MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Connecticut Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   CONNECTICUT LIMITED MATURITY
                                        MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Florida Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   FLORIDA LIMITED MATURITY
                                        MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Massachusetts Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   MASSACHUSETTS LIMITED MATURITY
                                        MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Michigan Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   MICHIGAN LIMITED MATURITY
                                      MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     National Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   NATIONAL LIMITED MATURITY
                                      MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     New Jersey Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   NEW JERSEY LIMITED MATURITY
                                        MUNICIPALS PORTFOLIO


                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     New York Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   NEW YORK LIMITED MATURITY
                                      MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Ohio Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   OHIO LIMITED MATURITY
                                     MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Pennsylvania Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 21, 1999.

                                   PENNSYLVANIA LIMITED MATURITY
                                        MUNICIPALS PORTFOLIO

                                   By:  THOMAS J. FETTER*
                                        -------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in their capacities on July 21, 1999.

      SIGNATURE                                 TITLE
      ---------                                 -----

Thomas J. Fetter*                  President (Chief Executive Officer)
---------------------
Thomas J. Fetter


/s/ James L. O'Connor         Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


James B. Hawkes*
----------------                               Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
----------------                               Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
       Alan R. Dynner (As attorney-in-fact)


                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)(2)       Consent of Counsel to Opinion dated March 23, 1998.

  (j)(1) Consent of Independent Auditors for Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Connecticut Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance Michigan Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton
               Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund.

     (2) Consent of Independent Auditors for Eaton Vance National Limited Maturity Municipals Fund.